                             [EUREKA FUNDS - LOGO]











                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000
                      ------------------------------------

                                  EQUITY FUND
                      ------------------------------------

                          GLOBAL ASSET ALLOCATION FUND

                      ------------------------------------

                           INVESTMENT GRADE BOND FUND
                      ------------------------------------

                            PRIME MONEY MARKET FUND
                      ------------------------------------

                         U.S. TREASURY OBLIGATIONS FUND
                      ------------------------------------

                               Table of Contents

                       Schedule of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       37

                            Statements of Operations
                                       39

                      Statements of Changes in Net Assets
                                       41

                       Notes to the Financial Statements
                                       46

                              Financial Highlights
                                       52

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, Sanwa Bank California, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY FUND                                                       MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
              COMMON STOCKS (99.1%)

AEROSPACE & MILITARY TECHNOLOGY (1.1%)
Boeing Co.                   36,200   $  1,373,338
General Dynamics Corp.        9,300        462,675
United Technologies
  Corp.                       7,200        454,950
                                      ------------
                                         2,290,963
                                      ------------
APPAREL/SHOES (0.2%)
Jones Apparel Group,
  Inc.                       14,200        452,625
                                      ------------
AUTOMOTIVE (1.7%)
Ford Motor Co.               32,800      1,506,750
General Motors Corp.         17,100      1,416,094
TRW, Inc.                     9,300        544,050
                                      ------------
                                         3,466,894
                                      ------------
BANKING (4.3%)
Bank of America Corp.        24,400      1,279,475
Chase Manhattan Corp.        43,296      3,774,870
Fleet Boston Financial
  Corp.                      46,600      1,700,900
MBNA Corp.                   29,718        757,809
Mellon Financial Corp.       19,800        584,100
Wells Fargo & Co.            18,300        749,156
                                      ------------
                                         8,846,310
                                      ------------
BEVERAGES & TOBACCO (2.1%)
Coca-Cola Co.                22,500      1,056,094
Coors (Adolph), Class B      12,300        588,094
Pepsico, Inc.                11,500        397,469
Philip Morris Companies,
  Inc.                       55,300      1,168,212
Seagram Company Ltd.         19,000      1,130,500
                                      ------------
                                         4,340,369
                                      ------------
BROADCASTING/CABLE (2.4%)
Comcast Corp., Special
  Class A                    44,000      1,908,500
MediaOne Group, Inc.*         4,200        340,200
Time Warner, Inc.            12,700      1,270,000
Viacom, Inc., Class B*       28,960      1,527,640
                                      ------------
                                         5,046,340
                                      ------------

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
CHEMICALS (1.2%)
Dow Chemical Co.             12,300   $  1,402,200
Du Pont (E.I.) De
  Nemours                    13,800        729,675
Fuller (H.B.) Co.             8,000        319,500
                                      ------------
                                         2,451,375
                                      ------------
COMPUTER HARDWARE (10.1%)
Cisco Systems, Inc.*        119,000      9,200,187
Dell Computer Corp.*         46,800      2,524,275
EMC Corp.*                   26,800      3,350,000
Gateway, Inc. (b)            15,600        826,800
Hewlett-Packard Co.           6,600        874,913
IBM Corp.                    35,600      4,200,799
                                      ------------
                                        20,976,974
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (8.5%)
Adobe Systems, Inc.          10,300      1,146,519
America Online, Inc.*        48,700      3,275,074
BMC Software, Inc.*          13,000        641,875
Citrix Systems, Inc.         10,000        662,500
Computer Associates
  International, Inc.        12,000        710,250
Compuware Corp.*             23,100        486,544
Microsoft, Inc.*             92,200      9,796,249
Yahoo, Inc.                   5,100        874,013
                                      ------------
                                        17,593,024
                                      ------------
CONSTRUCTION (0.2%)
Centex Corp.                  9,500        226,219
Kaufman & Broad Home
  Corp.                       9,300        199,369
                                      ------------
                                           425,588
                                      ------------
CONSUMER GOODS & SERVICES (2.3%)
Ball Corp.                   10,700        369,819
Black & Decker Corp.          9,900        371,869
Eastman Kodak Co.            11,300        613,731
Fortune Brands, Inc.         36,200        905,000
Hasbro, Inc.                 46,500        767,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
Proctor & Gamble Co.         23,100   $  1,299,375
Springs Industries,
  Inc., Class A              10,000        380,000
                                      ------------
                                         4,707,044
                                      ------------
DISTRIBUTION (0.1%)
Costco Wholesale Corp.        2,900        152,431
                                      ------------
ELECTRIC UTILITY (0.6%)
AES Corp.*                   10,600        834,750
Texas Utilities Holding
  Co.                        16,200        480,938
                                      ------------
                                         1,315,688
                                      ------------
ELECTRICAL & ELECTRONIC (5.0%)
General Electric Co.         48,800      7,573,150
Johnson Controls, Inc.       11,100        622,294
Micron Technology, Inc.       9,900      1,247,400
Sensormatic Electronics
  Corp.*                     26,100        585,619
Unicom Corp.                 10,800        394,200
                                      ------------
                                        10,422,663
                                      ------------
ELECTRICAL EQUIPMENT (0.4%)
Dominion Resources,
  Inc./ VA                   22,700        872,531
                                      ------------
ENERGY (1.6%)
Exxon Mobil Corp.            41,260      3,210,544
                                      ------------
FINANCIAL SERVICES (5.8%)
American Express Co.          6,400        953,200
Associates First
  Capital, Class A           27,382        587,002
Block H & R, Inc.            10,200        456,450
Citigroup, Inc.              43,835      2,599,962
Fannie Mae                   24,000      1,354,500
Household International,
  Inc.                       18,300        682,819
J.P. Morgan & Co.             3,600        474,300
Morgan Stanley Dean
  Witter & Co.               33,650      2,744,577
Schwab (Charles) Corp.       26,200      1,488,488
Washington Mutual, Inc.      24,700        654,550
                                      ------------
                                        11,995,848
                                      ------------

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (1.4%)
Dean Foods Co.               30,700   $    821,225
Great Atlantic & Pacific
  Tea Co.                    14,800        288,600
International Multifoods
  Corp.                      30,200        403,925
Interstate Bakeries          32,900        468,825
McDonald's Corp.              5,100        191,569
Supervalu, Inc.              22,000        416,625
Tyson Foods, Inc., Class
  A                          27,000        300,375
                                      ------------
                                         2,891,144
                                      ------------
HEALTH CARE (1.2%)
Columbia/HCA Healthcare
  Corp.                      27,900        706,219
Tenet Healthcare Corp.*      17,100        393,300
United Healthcare Corp.      16,300        971,887
Wellpoint Health
  Networks                    6,100        426,238
                                      ------------
                                         2,497,644
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.8%)
Honeywell International,
  Inc.                       30,600      1,612,238
                                      ------------
INSURANCE (3.2%)
Aetna, Inc.                   9,900        551,306
AFLAC, Inc.                  25,600      1,166,400
Allstate Corp.               37,146        884,539
American General Corp.          700         39,288
American International
  Group, Inc.                30,800      3,372,600
Cigna Corp.                   8,400        636,300
                                      ------------
                                         6,650,433
                                      ------------
MANUFACTURING (2.0%)
Brunswick Corp.              12,500        236,719
Illinois Tool Works,
  Inc.                        7,500        414,375
Mark IV Industries, Inc.     21,800        480,963
Textron, Inc.                 8,500        517,438
Tyco International Ltd.      49,200      2,453,849
                                      ------------
                                         4,103,344
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (2.1%)
Amgen, Inc.*                 18,300   $  1,123,163
Baxter International,
  Inc.                        8,100        507,769
Johnson & Johnson            27,300      1,912,706
St Jude Medical, Inc.        31,300        807,931
                                      ------------
                                         4,351,569
                                      ------------
MEDICAL SUPPLIES (0.1%)
Mallinckrodt, Inc.            7,800        224,250
                                      ------------
METALS (0.1%)
Ryerson Tull, Inc.            9,300        144,150
                                      ------------
METALS & MINING (0.4%)
Alcoa, Inc.                  13,100        920,275
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.1%)
Xerox Corp.                  11,300        293,800
                                      ------------
OIL & GAS (3.7%)
Baker Hughes, Inc.           30,000        907,500
Chevron Corp.                15,500      1,432,781
Coastal Corp.                 8,300        381,800
Occidental Petroleums
  Corp.                      24,100        500,075
Phillips Petroleum Co.       12,300        568,875
Royal Dutch Petroleum,
  NY Shares                  26,200      1,508,138
Texaco, Inc.                 35,600      1,909,050
USX-Marathon Group           13,900        362,269
                                      ------------
                                         7,570,488
                                      ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES
  (0.6%)
Apache Corp.                  7,000        348,250
Atlantic Richfield Co.        9,600        816,000
                                      ------------
                                         1,164,250
                                      ------------
PAPER PRODUCTS (0.8%)
Georgia Pacific Corp.        16,000        633,000
Weyerhaeuser Co.             18,500      1,054,500
                                      ------------
                                         1,687,500
                                      ------------
PHARMACEUTICALS (5.2%)
Biogen, Inc.                 10,300        719,713
Bristol-Myers Squibb Co.     44,000      2,540,999
Cardinal Health, Inc.        24,500      1,123,938

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
Forest Laboratories,
  Inc.*                       9,400   $    794,300
Merck & Company, Inc.        27,700      1,720,863
Pfizer, Inc.                 69,408      2,537,729
Schering-Plough Corp.        34,500      1,267,875
                                      ------------
                                        10,705,417
                                      ------------
PRINTING & PUBLISHING (0.5%)
Houghton Mifflin Co.          2,600        110,338
Tribune Co.                  22,800        833,625
                                      ------------
                                           943,963
                                      ------------
RESORTS & ENTERTAINMENT (0.5%)
Carnival Corp.               39,100        970,169
                                      ------------
RETAIL (5.5%)
Best Buy Co., Inc.           11,800      1,014,800
CVS Corp.                    25,500        957,844
GAP, Inc.                     9,425        469,483
Home Depot, Inc.             36,450      2,351,025
Lowe's Companies, Inc.       22,600      1,319,275
Staples, Inc.*               28,200        564,000
Wal-Mart Stores, Inc.        85,700      4,756,349
                                      ------------
                                        11,432,776
                                      ------------
RETIREMENT/AGED CARE (0.8%)
Target Corp.                 22,500      1,681,875
                                      ------------
SERVICES (0.2%)
Ryder Systems, Inc.          20,000        453,750
                                      ------------
STEEL (0.1%)
Carpenter Technology
  Corp.                      11,600        241,425
                                      ------------
TECHNOLOGY (9.6%)
Applied Materials, Inc.*     19,800      1,866,150
Computer Sciences Corp.*      7,800        617,175
Intel Corp.                  74,300      9,802,955
Motorola, Inc.               11,900      1,694,263
Sun Microsystems, Inc.*      27,400      2,567,466
Texas Instruments, Inc.      17,600      2,815,999
UNISYS Corp.*                16,600        423,300
                                      ------------
                                        19,787,308
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (11.1%)
AT&T Corp.                   33,821   $  1,902,431
Bell Atlantic Corp.           7,200        440,100
BellSouth Corp.              34,500      1,621,500
Global Crossing Ltd.         25,600      1,048,000
Lucent Technologies,
  Inc.                       63,788      3,875,120
MCI Worldcom, Inc.*          79,221      3,589,702
Nextel Communications,
  Inc., Class A*             17,900      2,653,675
Nortel Networks Corp.        16,200      2,041,200
SBC Communications, Inc.     28,627      1,202,334
Sprint Corp.                 25,700      1,619,100
Sprint Corp. (PCS
  Group)*                    26,300      1,717,719
Tellabs, Inc.*               20,600      1,297,478
                                      ------------
                                        23,008,359
                                      ------------
TRANSPORTATION & SHIPPING (0.7%)
Delta Air Lines, Inc.         6,800        362,100
FedEx Corporation             2,600        101,400
Kansas City Southern
  Industries, Inc.           10,500        902,344
                                      ------------
                                         1,365,844
                                      ------------
UTILITIES (0.8%)
Enron Corp.                  22,300      1,669,713
--------------------------------------------------
TOTAL COMMON STOCKS (COST
  $123,533,722)                        204,938,895
--------------------------------------------------

                                         MARKET
  SECURITY DESCRIPTION     SHARES        VALUE
--------------------------------------------------
            MONEY MARKET FUNDS (0.5%)

Eureka Prime Money
  Market Fund -- Trust
  Class                   1,026,575   $  1,026,575
--------------------------------------------------
TOTAL MONEY MARKET FUNDS (COST
  $1,026,575)                            1,026,575
--------------------------------------------------
TOTAL INVESTMENTS (COST
  $124,560,297) (a) -- 99.6%           205,965,470
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%                      918,930
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $206,884,400
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $206,884,400.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation        $89,059,437
       Unrealized depreciation         (7,654,264)
                                      -----------
       Net unrealized appreciation    $81,405,173
                                      ===========

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
              COMMON STOCKS (66.5%)

AUSTRALIA (0.8%)
BANKING (0.2%)
Australia & New Zealand
  Banking Group Ltd.           8,100   $    51,133
Commonwealth Bank of
  Australia                    5,400        73,880
National Australia Bank
  Ltd.                         5,400        69,423
Westpac Banking Corp.          7,200        45,071
                                       -----------
                                           239,507
                                       -----------
BUILDING PRODUCTS (0.0%)
CSR Ltd.                       3,300         6,931
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Brambles Industries Ltd.       1,700        43,237
Coca Cola Amatil Ltd.          5,100        12,692
Woolworths Ltd.                7,000        21,712
                                       -----------
                                            77,641
                                       -----------
DIVERSIFIED (0.1%)
Broken Hill Proprietary
  Co. Ltd.                     7,100        76,893
                                       -----------
ENERGY (0.1%)
Australian Gas & Light
  Co.                          1,800         8,686
Santos Ltd.                    2,700         6,320
Woodside Petroleum Ltd.        8,600        51,679
                                       -----------
                                            66,685
                                       -----------
FINANCIAL SERVICES (0.1%)
Lend Lease Corp. Ltd.          4,600        59,448
Westfield Holdings Ltd.        2,000        11,018
                                       -----------
                                            70,466
                                       -----------
INDUSTRIAL (0.0%)
Orica Ltd.                     2,300         9,005
Pacific Dunlop Ltd.           10,600        10,134
                                       -----------
                                            19,139
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MEDIA (0.2%)
News Corp. Ltd.*               8,100   $   113,181
Publishing & Brocasting        3,100        26,325
                                       -----------
                                           139,506
                                       -----------
METALS & MINING (0.0%)
Rio Tinto Ltd.                 1,400        19,898
WMC Ltd.                       2,900        11,340
                                       -----------
                                            31,238
                                       -----------
RETAIL (0.0%)
Coles Myer Ltd.                3,000        11,836
                                       -----------
TELECOMMUNICATIONS (0.0%)
Cable & Wireless Optus
  Ltd.*                        2,400         9,615
                                       -----------
                                           749,457
                                       -----------
AUSTRIA (0.0%)
ENERGY (0.0%)
EVN-AG                           100        10,994
                                       -----------
ENGINEERING (0.0%)
VA Technologie, AG               110         6,947
                                       -----------
FINANCIAL SERVICES (0.0%)
Bank Austria, AG                 373        18,166
                                       -----------
                                            36,107
                                       -----------
BELGIUM (0.1%)
BANKING (0.0%)
KBC Bancassurance
  Holding                        700        25,118
                                       -----------
ELECTRIC UTILITY (0.0%)
Electrabel, SA                    50        13,229
                                       -----------
FINANCIAL SERVICES (0.0%)
Dexia Belgium                    256        35,520
Dexia Sweep                      256             2
                                       -----------
                                            35,522
                                       -----------
INSURANCE (0.1%)
Fortis, AG, Class B            1,800        46,159
                                       -----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES
  (0.0%)
Total Fina SA-Strip              180             2
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
PHARMACEUTICALS (0.0%)
UCB, SA                          300   $    10,908
                                       -----------
                                           130,938
                                       -----------
CANADA (1.3%)
AUTOMOTIVE (0.0%)
Canadian Tire Corp.,
  Class A                        300         3,967
Magna Entertainment
  Corp.                           40           135
Magna International,
  Inc., Class A                  200         7,763
                                       -----------
                                            11,865
                                       -----------
BANKING (0.4%)
Bank of Montreal                 900        31,491
Bank of Nova Scotia            2,200        44,399
Canadian Imperial Bank
  of Commerce                  1,700        49,062
National Bank of Canada        2,200        32,201
Royal Bank of Canada           1,300        62,009
Toronto-Dominion Bank          2,200        58,720
                                       -----------
                                           277,882
                                       -----------
CHEMICALS (0.0%)
Potash Corp. of
  Saskatchewan                   200        10,008
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
Ati Technologies, Inc.         1,200        21,449
                                       -----------
DIVERSIFIED (0.1%)
Bombardier, Inc., Class
  B                            2,800        70,298
Power Corp. of Canada          1,000        15,153
                                       -----------
                                            85,451
                                       -----------
ENERGY (0.0%)
Ballard Power Systems,
  Inc.                           300        24,796
                                       -----------
FINANCIAL SERVICES (0.0%)
Power Financial Corp.            400         5,992
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Weston (George) Ltd.             300        10,156
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
Donohue, Inc., Class A           750        17,822
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INDUSTRIAL (0.0%)
Canadian Pacific Ltd           1,800   $    40,294
                                       -----------
INSURANCE (0.1%)
Great West Lifeco, Inc.        1,600        19,947
Manulife Financial Corp.       2,900        42,347
                                       -----------
                                            62,294
                                       -----------
METALS & MINING (0.1%)
Alcan Aluminum Ltd.            1,400        47,444
Barrick Gold Corp.             2,400        37,608
Inco Ltd., Class VBN           2,100        10,125
Noranda, Inc.                  1,300        13,297
                                       -----------
                                           108,474
                                       -----------
OIL & GAS (0.3%)
Canadian Natural
  Resources*                   1,600        42,705
Canadian Utilities Ltd.,
  Class B                        700        16,104
Gaz Metropolitan & Co.,
  LP                           2,900        28,764
Imperial Oil Ltd.              2,400        49,592
Petro-Canada                   2,800        46,672
Westcoast Energy, Inc.         1,500        25,675
                                       -----------
                                           209,512
                                       -----------
PHARMACEUTICALS (0.0%)
Biochem Pharmaecutical,
  Inc.*                          400         8,775
                                       -----------
PRINTING & PUBLISHING (0.0%)
Quebecor Printing, Inc.          800        14,602
Thomson Corp.                    700        22,155
                                       -----------
                                            36,757
                                       -----------
REAL ESTATE (0.0%)
Trizec Hahn Corp.                900        13,731
                                       -----------
TELECOMMUNICATIONS (0.3%)
BCE, Inc.                      1,000       125,428
Bct. Telus
  Communications, Inc.           500        14,551

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Cad Rogers
  Communication, Inc.          1,300   $    38,503
Shaw Communications,
  Inc. Cl. B                   1,100        29,625
                                       -----------
                                           208,107
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Canadian National
  Railway Co.                  1,100        29,094
                                       -----------
                                         1,182,459
                                       -----------
DENMARK (0.2%)
BANKING (0.0%)
Den Danske Bank                  200        20,950
Unidanmark A/S, Class A          300        19,240
                                       -----------
                                            40,190
                                       -----------
COMMERCIAL SERVICES (0.0%)
Ratin A/S, Class B               140        12,290
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Danisco A/S                      136         4,352
                                       -----------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S, Class
  B                              156        21,053
                                       -----------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
  (0.0%)
Tele Danmark A/S                 460        41,385
                                       -----------
TRANSPORTATION & SHIPPING (0.2%)
D/S 1912, Class B                  5        57,001
                                       -----------
                                           176,271
                                       -----------
FINLAND (1.1%)
FINANCIAL SERVICES (0.0%)
Fnm Nordbanken Holdings        3,060        16,104
                                       -----------
TELECOMMUNICATIONS (1.1%)
Nokia, OYJ                     4,700       993,906
                                       -----------
                                         1,010,010
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FRANCE (2.3%)
AUTOMOTIVE (0.0%)
Michelin (CGDE), Class B         710   $    22,787
PSA Peugeot Citroen              100        21,625
                                       -----------
                                            44,412
                                       -----------
BANKING (0.3%)
Banque Nationale de
  Paris                        1,520       119,992
Credit Commercial de
  France                         550        68,680
Societe Generale, Class
  A                              400        79,765
                                       -----------
                                           268,437
                                       -----------
BEVERAGES & TOBACCO (0.1%)
LVMH (Moet-Hennessy
  Louis Vuitton)                 260       108,770
                                       -----------
BROADCASTING/CABLE (0.1%)
Canal Plus                       360        79,229
                                       -----------
CHEMICALS (0.1%)
L'Air Liquide                    450        62,479
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
L'oreal                          160       103,342
                                       -----------
FINANCIAL SERVICES (0.1%)
AXA                              400        56,685
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Groupe Danone                    140        30,945
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.4%)
Compagnie de Saint-
  Gobain                         220        28,103
LaFarge                          500        42,629
Schneider Electric, SA           300        19,147
Suez Lyonnaise Des Eaux          582       100,019
Vivendi                          981       113,113
                                       -----------
                                           303,011
                                       -----------
LEISURE (0.0%)
Accor Sa                       1,000        39,232
                                       -----------
MANUFACTURING -- CAPITAL GOODS (0.1%)
STMicroelectronics NV            400        73,488
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MERCHANDISING (0.1%)
Carrefour                      1,020   $   130,688
                                       -----------
OIL & GAS (0.5%)
Total Fina, SA, Class B        2,192       328,255
                                       -----------
PHARMACEUTICALS (0.2%)
Rhone-Poulenca, Class A        1,525        83,468
Sanofi Synthelabo SA           2,440        93,041
                                       -----------
                                           176,509
                                       -----------
TECHNOLOGY (0.1%)
Alcatel                          550       120,676
                                       -----------
TELECOMMUNICATIONS (0.1%)
France Telecom, SA               650       111,954
                                       -----------
                                         2,038,112
                                       -----------
GERMANY (2.2%)
AUTOMOTIVE (0.2%)
Bayerische Motoren Werke
  AG                           2,496        78,696
Daimlerchrysler, AG*             874        57,204
Volkswagen, AG                   900        39,356
                                       -----------
                                           175,256
                                       -----------
BANKING (0.3%)
Commerzbank, AG                1,900        71,813
Deutsche Bank AG               3,250       215,979
Dresdner Bank AG               1,050        42,701
                                       -----------
                                           330,493
                                       -----------
CHEMICALS (0.3%)
BASF, AG                       1,945        92,312
Bayer, AG                      3,600       161,558
                                       -----------
                                           253,870
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.2%)
SAP, AG                          190       136,809
                                       -----------
CONGLOMERATES (0.1%)
Viag AG NPV                    2,600        52,743
                                       -----------
ELECTRICAL & ELECTRONIC (0.3%)
Siemens AG                     2,175       313,221
                                       -----------
ENERGY (0.1%)
RWE, AG                        2,150        76,942
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.2%)
Thyssen Krupp, AG*             2,350   $    57,903
Veba, AG                       2,150       109,859
                                       -----------
                                           167,762
                                       -----------
INSURANCE (0.2%)
Allianz, AG, Registered          180        73,287
Muenchener Rueckver, AG,
  Registered                     360       115,744
                                       -----------
                                           189,031
                                       -----------
RETAIL (0.0%)
Metro, AG                        100         4,000
Metro, AG - Non Voting           240         5,557
                                       -----------
                                             9,557
                                       -----------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
  (0.3%)
Eur (Dem) Deutsche
  Telekom Ords                 3,250       261,849
                                       -----------
                                         1,967,533
                                       -----------
HONG KONG (0.8%)
BANKING (0.4%)
Bank of East Asia*            10,000        22,218
HSBC Holdings PLC             19,000       222,051
                                       -----------
                                           244,269
                                       -----------
DIVERSIFIED (0.1%)
Hutchison Whampoa              4,000        72,177
Jardine Matheson
  Holdings Ltd.*               2,000         7,760
Swire Pacific Ltd.,
  Class A                      9,500        49,046
                                       -----------
                                           128,983
                                       -----------
ELECTRIC UTILITY (0.1%)
CLP Holdings, Ltd.             9,000        40,339
Hong Kong Electric
  Holdings                    14,000        42,253
                                       -----------
                                            82,592
                                       -----------
OIL & GAS (0.0%)
Hong Kong & China Gas         24,200        30,302
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
REAL ESTATE (0.2%)
Cheung Kong                    6,000   $    89,771
China Resources
  Enterprises                 10,000        13,742
Hang Lung Development
  Co.                         10,000         8,219
Henderson Land
  Development Co., Ltd         2,000         9,427
New World Development          1,000         1,393
Sun Hung Kai Properties        7,000        60,682
                                       -----------
                                           183,234
                                       -----------
                                           669,380
                                       -----------
IRELAND (0.2%)
BANKING (0.1%)
Allied Irish Bank, PLC         3,005        29,185
Bank of Ireland                5,700        40,362
                                       -----------
                                            69,547
                                       -----------
HEALTH CARE (0.1%)
Elan Corp. PLC*                1,308        63,506
                                       -----------
MANUFACTURING (0.0%)
CRH, PLC                       1,000        17,941
                                       -----------
                                           150,994
                                       -----------
ITALY (1.2%)
AUTOMOTIVE (0.0%)
Fiat, SPA                      1,170        30,843
                                       -----------
BANKING (0.2%)
Rolo Banca 1473, SPA           2,000        30,677
San Paolo -- IMI SPA           6,135        84,006
Unicredito Italiano, SPA       7,000        27,864
                                       -----------
                                           142,547
                                       -----------
ELECTRIC UTILITY (0.0%)
Edison, SPA                    3,000        31,290
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
Montedison SPA                 5,200         9,081
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INSURANCE (0.2%)
Assicurazioni Generali         4,745   $   131,580
Riunione Adriatica di
  Sicurta SpA                  2,000        18,525
                                       -----------
                                           150,105
                                       -----------
OIL & GAS (0.1%)
Ente Nazional
  Indrocarburi, SPA           12,100        60,554
                                       -----------
TELECOMMUNICATIONS (0.7%)
Telecom Italia Mobile,
  SPA                         14,000       171,740
Telecom Italia Mobile,
  SPA-RNC                     13,000        62,197
Telecom Italia, SPA           21,555       321,757
Telecom Italia, SPA-RNC       13,000        88,568
                                       -----------
                                           644,262
                                       -----------
TEXTILE PRODUCTS (0.0%)
Benetton Group, SPA           10,000        20,573
                                       -----------
                                         1,089,255
                                       -----------
JAPAN (7.7%)
AUTOMOTIVE (0.8%)
Aisin Seiki Company Ltd.       3,000        40,072
Bridgestone Corp.              3,000        66,251
Denso Corp.                    3,000        71,516
Mazda Motor Corp.             13,000        44,362
Mitsubishi Motors              6,000        22,815
Nissan Motors                  9,000        36,855
Toyota Motor Corp.             9,000       471,212
                                       -----------
                                           753,083
                                       -----------
BANKING (0.9%)
77 Bank Ltd.                   2,000        14,293
Bank of Tokyo-Mitsubishi
  Ltd.                        13,000       185,940
Dai-Ichi Kangyo Bank
  Ltd.                        12,000       111,851
Fuji Bank Ltd.                 8,000        75,269
Gunma Bank                     1,000         5,479
Hachijuni Bank                 4,000        22,776
Industrial Bank of Japan       9,000        82,309

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Mitsubishi Trust &
  Banking Co.                  3,000   $    27,846
Nikko Securities Co.,
  Ltd.                         6,000        90,908
Sakura Bank Ltd.               7,000        53,303
Shizuoka Bank                  6,000        50,895
Sumitomo Bank Ltd.             8,000       119,339
Sumitomo Trust & Banking       6,000        47,268
Yamaguchi Bank Ltd.            2,000        13,806
                                       -----------
                                           901,282
                                       -----------
BEVERAGES & TOBACCO (0.1%)
Japan Tobacco, Inc.                2        14,332
Kirin Brewery Company
  Ltd.                         4,000        48,984
                                       -----------
                                            63,316
                                       -----------
CHEMICALS (0.4%)
Mitsubishi Chemical
  Corp.                       19,000        75,767
Shin-Etsu Chemical Co.         2,000       121,484
Takeda Chemical
  Industries                   2,000       142,348
                                       -----------
                                           339,599
                                       -----------
COMPUTER SERVICES (0.1%)
Yen Hikari Tsushin, Inc.         100        76,829
                                       -----------
CONSTRUCTION (0.1%)
Daiwa House Industry
  Company Ltd.                 1,000         6,854
Matsushita Electric
  Works                        4,000        41,691
Shimizu Corp.                  2,000         5,596
                                       -----------
                                            54,141
                                       -----------
CONSUMER GOODS & SERVICES (0.5%)
KAO Corp.                      3,000        91,844
Kuraray Company Ltd.           1,000         9,145
Matsushita Electric
  Industrial Co.               7,000       209,527
Nintendo Company Ltd.            200        35,197
Shiseido Company Ltd.          2,000        27,202
Sony Corp.                       400        56,549
Toto Ltd.                      1,000         5,148
                                       -----------
                                           434,612
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
ELECTRIC UTILITY (0.2%)
Chubu Electric Power
  Company, Inc.                1,000   $    15,551
Hokkaido Electric Power
  Company, Inc.                2,000        24,589
Hokuriku Electric Power        1,000        12,733
Kansai Electric Power          3,000        44,869
Kyushu Electric Power          1,000        12,431
Tohoku Electric Power            300         3,846
Tokyo Electric Power Co.       2,200        48,263
                                       -----------
                                           162,282
                                       -----------
ELECTRICAL & ELECTRONIC (0.8%)
Hitachi Ltd.                  11,000       130,737
Kyocera Corp.                  1,000       167,308
Murata Mfg. Company Ltd.       1,000       243,261
NEC Corp.                      5,000       147,711
NGK Insulators Ltd.            1,000         8,677
Nitto Denko Corp.              1,000        39,975
Omron Corp.                    1,000        28,470
Sumitomo Electric
  Industies                    3,000        42,324
                                       -----------
                                           808,463
                                       -----------
FINANCIAL SERVICES (0.4%)
Credit Saison Company
  Ltd.                         1,000        16,575
Daiwa Securities GRP           6,000       112,904
Nomura Securities
  Company Ltd.                 6,000       195,973
Tokio Marine & Fire
  Insurance                    4,000        41,145
                                       -----------
                                           366,597
                                       -----------
FOOD PRODUCTS & SERVICES (0.1%)
Ajinomoto Company, Inc.        3,000        36,562
Nissin Food Products
  Company Ltd.                 2,000        45,142
                                       -----------
                                            81,704
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INDUSTRIAL (0.1%)
Kajima Corp.                   2,000   $     5,538
Mitsubishi Heavy
  Industries Ltd.             16,000        50,387
Tostem Corp.                   3,000        48,555
                                       -----------
                                           104,480
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
Ebara Corp.                    2,000        26,129
Toyoda Automatic Loom
  Works Ltd.                   1,000        19,315
                                       -----------
                                            45,444
                                       -----------
MANUFACTURING (0.3%)
Fuji Photo Film Co.            2,000        88,139
Nikon Corp.                    3,000       115,244
Onward Kashiyama Company
  Ltd.                         2,000        24,180
                                       -----------
                                           227,563
                                       -----------
MEDIA (0.1%)
Tokyo Broadcasting
  System                       1,000        39,487
Toppan Printing Company
  Ltd.                         3,000        33,637
                                       -----------
                                            73,124
                                       -----------
METALS & MINING (0.0%)
Sumitomo Metal
  Industries*                 30,000        23,400
                                       -----------
OFFICE EQUIPMENT & SERVICES (0.2%)
Canon, Inc.                    2,000        86,775
Dai Nippon Printing
  Company Ltd.                 1,000        16,243
Ricoh Company Ltd.             3,000        64,349
                                       -----------
                                           167,367
                                       -----------
OIL & GAS (0.0%)
Tonen Corp.                    2,000        11,700
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
PHARMACEUTICALS (0.2%)
Ono Pharmaceutical
  Company Ltd.                 1,000   $    35,392
Sankyo Company Ltd.            2,000        50,407
Yamanouchi
  Pharmaceutical Company
  Ltd.                         1,000        54,795
                                       -----------
                                           140,594
                                       -----------
REAL ESTATE (0.1%)
Mitsubishi Estate
  Company Ltd.                 4,000        43,406
Mitsui Fudosan Company
  Ltd.                         4,000        38,220
                                       -----------
                                            81,626
                                       -----------
RETAIL (0.2%)
Daiei, Inc.*                   2,000         7,156
Ito-Yokado Company Ltd.        1,000        71,565
Jusco Company Ltd.             2,000        29,952
Marui Company Ltd.             2,000        36,212
Mycal Corp.                    1,000         3,656
Takashimaya Company Ltd.       1,000         8,170
UNY Company Ltd.               1,000         8,765
                                       -----------
                                           165,476
                                       -----------
TECHNOLOGY (0.5%)
Fujitsu Ltd.                   6,000       184,273
TDK Corp.                      1,000       136,304
Tokyo Electron Ltd.            1,000       151,124
                                       -----------
                                           471,701
                                       -----------
TELECOMMUNICATIONS (0.6%)
Japan Telecom Co. Ltd              2        84,824
KDD                              300        25,272
Nippon Telegraph &
  Telephone Corp.                 15       238,385
Nippon Television
  Network                        200       142,154
                                       -----------
                                           490,635
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
(0.6%)
NTT Mobile
  Communications                  13   $   533,613
                                       -----------
TRANSPORTATION & SHIPPING (0.2%)
All Nippon Airways
  Company Ltd.*                7,000        20,338
East Japan Railway Co.             6        31,122
Japan Airlines Company
  Ltd.                         2,000         5,362
Kinki Nippon Railway
  Company Ltd.                10,000        40,853
Nippon Express Company
  Ltd.                         3,000        22,318
Seibu Railway Company
  Ltd.                         1,000        14,254
                                       -----------
                                           134,247
                                       -----------
WHOLESALE & INTERNATIONAL TRADE (0.1%)
Mitsubishi Corp.               3,000        27,232
Mitsui & Company Ltd.          5,000        40,461
Sumitomo Corp.                 2,000        24,258
                                       -----------
                                            91,951
                                       -----------
                                         6,804,829
                                       -----------
NETHERLANDS (1.7%)
APPLIANCES & HOUSEHOLD PRODUCTS (0.2%)
Koninklijke Philips
  Electronics NV               1,181       198,440
                                       -----------
BANKING (0.3%)
ABN Amro Holding               6,000        13,779
ABN Amro Holding, NV           3,748        83,526
Ing Groep, NV                  2,504       135,615
                                       -----------
                                           232,920
                                       -----------
BREWERY (0.1%)
Heineken, NV                   1,800        96,195
                                       -----------
CHEMICALS (0.1%)
Akzo Nobel                     1,080        46,091
                                       -----------
CONSUMER GOODS & SERVICES (0.0%)
Koninklijke Ahold, NV          1,200        31,221
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INSURANCE (0.2%)
Aegon, NV                      1,388   $   110,900
Fortis, NV                     1,020        26,108
                                       -----------
                                           137,008
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
Unilever NV                    1,403        69,206
                                       -----------
OIL & GAS (0.5%)
Royal Dutch Petroleum          7,517       438,834
                                       -----------
PRINTING & PUBLISHING (0.0%)
Wolters Kluwer                 1,680        38,581
                                       -----------
TELECOMMUNICATIONS (0.2%)
Koninklijke KPN, NV            1,479       169,331
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
TNT Post Group, NV               859        19,291
                                       -----------
                                         1,477,118
                                       -----------
NEW ZEALAND (0.0%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
Air New Zealand Ltd.,
  Class B                     10,000        11,573
                                       -----------
DIVERSIFIED (0.0%)
Brierley Investments
  Ltd.*                       11,700         2,266
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
Fletcher Challenge
  Forests*                    10,000         2,633
                                       -----------
TELECOMMUNICATIONS (0.0%)
Telecom Corp. of New
  Zealand                      5,000        22,625
                                       -----------
                                            39,097
                                       -----------
NORWAY (0.1%)
BANKING (0.0%)
Den Norske Bank, ASA           1,000         3,839
Sparebanken Nor-Cap, CTF         100         1,884
                                       -----------
                                             5,723
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Orkla, ASA, Class A              600         9,171
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INDUSTRIAL (0.1%)
Bergesen D Y ASA, Class
  A                              500   $     9,065
Kvaerner, ASA                    100         1,493
Norsk Hydro, ASA                 780        29,531
                                       -----------
                                            40,089
                                       -----------
INSURANCE (0.0%)
Storebrand, ASA*               1,000         6,102
                                       -----------
OIL & GAS (0.0%)
Smedvig, ASA, Class B          1,000        13,508
                                       -----------
                                            74,593
                                       -----------
SINGAPORE (0.1%)
BANKING (0.1%)
DBS Group Holdings Ltd.        3,198        42,253
Sgd United O/S Bank --
  Foreign                      1,056         6,482
                                       -----------
                                            48,735
                                       -----------
INDUSTRIAL (0.0%)
Sembcorp Industries
  Ltd.*                       18,209        18,523
                                       -----------
PRINTING & PUBLISHING (0.0%)
Singapore Press Holdings       1,148        18,322
                                       -----------
REAL ESTATE (0.0%)
Centrepoint Properties        15,000        14,908
DBS Land                       3,000         3,911
                                       -----------
                                            18,819
                                       -----------
TELECOMMUNICATIONS (0.0%)
Singapore
  Telecommunications           5,000         7,132
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Singapore Airlines Ltd.        2,000        18,708
                                       -----------
                                           130,239
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
SPAIN (0.7%)
BANKING (0.3%)
Banco Bilbao Vizcaya          11,631   $   170,947
Banco Popular Espanol Sa       1,200        36,744
Banco Santander Central
  Hispano SA                   8,640        92,843
                                       -----------
                                           300,534
                                       -----------
ELECTRIC UTILITY (0.1%)
Endesa, SA                       500        11,468
Iberdrola, SA                  4,906        63,985
                                       -----------
                                            75,453
                                       -----------
GAS & ELECTRIC UTILITY (0.1%)
Gas Natural SDG-E                600        11,706
Repsol, SA                     3,750        82,208
                                       -----------
                                            93,914
                                       -----------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
  (0.2%)
Telefonica SA                  7,398       186,885
                                       -----------
                                           656,786
                                       -----------
SWEDEN (1.2%)
AUTOMOTIVE (0.1%)
Volvo, AB, Class A               400        10,394
Volvo, AB, Class B             1,700        45,844
                                       -----------
                                            56,238
                                       -----------
BANKING (0.3%)
Astrazeneca Pld Ords           3,193       128,976
Investor AB Class A              800        12,454
Investor AB Class B            2,400        37,500
Svenska Handelsbanken,
  Class A                      3,900        48,073
Svenska Handelsbanken,
  Class B                      1,500        17,274
                                       -----------
                                           244,277
                                       -----------
CONSUMER GOODS & SERVICES (0.0%)
Electrolux, AB, Class B        1,300        24,601
                                       -----------
INDUSTRIAL (0.0%)
Skanska, AB, Class B             200         6,782
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INSURANCE (0.1%)
Skandia Forsakrings, AB        2,500   $   118,345
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
Atlas Copco, AB, Class A       1,600        38,889
Sandvik, AB, Class A             850        21,840
Sandvik, AB, Class B             500        12,963
                                       -----------
                                            73,692
                                       -----------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
Gambro, AB, Class B            1,000         6,655
                                       -----------
TELECOMMUNICATIONS (0.6%)
Ericsson, LM, Class B          6,000       527,084
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Abb Ltd.                          95        11,193
                                       -----------
                                         1,068,867
                                       -----------
SWITZERLAND (1.8%)
BANKING (0.4%)
Credit Suisse Group,
  Registered                     880       175,185
Union Bank of
  Switzerland, AG,
  Registered                     838       220,249
                                       -----------
                                           395,434
                                       -----------
ENERGY (0.1%)
Abb Ltd.                         891       102,352
                                       -----------
FOOD PRODUCTS & SERVICES (0.3%)
Nestle, SA, Registered           160       286,763
                                       -----------
INSURANCE (0.2%)
Swiss Reinsurance Co.,
  Registered                      50        86,637
Zurich Allied, AG                150        75,600
                                       -----------
                                           162,237
                                       -----------
PHARMACEUTICALS (0.8%)
Novartis, AG, Registered         263       359,694
Roche Holding, AG,
  Bearer                           3        36,988
Roche Holding, AG, Genus          27       293,271
                                       -----------
                                           689,953
                                       -----------
                                         1,636,739
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
UNITED KINGDOM (7.6%)
AEROSPACE & MILITARY TECHNOLOGY (0.1%)
British Aerospace, PLC        10,317   $    58,264
                                       -----------
AUTOMOTIVE (0.0%)
GKN, PLC                       1,000        12,467
                                       -----------
BANKING (1.0%)
Abbey National, PLC            6,000        78,967
Alliance & Leicester,
  PLC                          5,500        57,734
Bank of Scotland               8,000        90,613
Barclays, PLC                  6,918       183,423
HSBC Holdings, PLC            10,200       120,576
Lloyds TSB Group, PLC         21,676       228,917
Royal Bank of Scotland
  Group                        5,000        73,623
Standard Chartered, PLC        2,000        27,264
                                       -----------
                                           861,117
                                       -----------
BEVERAGES & TOBACCO (0.3%)
Bass, PLC                      3,894        49,013
British American
  Tobacco, PLC                 7,374        40,614
Cadbury Schweppes, PLC        11,706        78,667
Diageo, PLC                   10,552        79,287
Scottish & Newcastle,
  PLC                          2,000        13,967
                                       -----------
                                           261,548
                                       -----------
CHEMICALS (0.1%)
BOC Group, PLC                 2,445        47,859
Imperial Chemical
  Industries, PLC              2,000        16,727
                                       -----------
                                            64,586
                                       -----------
CONSUMER GOODS & SERVICES (0.2%)
Boots Company, PLC             2,919        25,018
Granada Group, PLC             8,000        85,827
Hays, PLC                      8,000        52,358
Unilever                       8,035        51,497
                                       -----------
                                           214,700
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
DIVERSIFIED (0.1%)
Invensys, PLC                 12,000   $    53,315
Rentokil Initial, PLC          6,000        15,650
                                       -----------
                                            68,965
                                       -----------
ELECTRIC UTILITY (0.1%)
National Power, PLC           12,000        60,159
Scottish & Southern
  Energy                       1,630        13,340
                                       -----------
                                            73,499
                                       -----------
FINANCIAL SERVICES (0.1%)
3i Group, PLC                  1,000        21,026
Halifax, PLC                   6,475        69,053
                                       -----------
                                            90,079
                                       -----------
FOOD PRODUCTS & SERVICES (0.2%)
(J) Sainsbury, PLC             1,144         5,165
Allied Domecq, PLC             1,400         7,365
Associated British
  Foods, PLC                   4,400        29,376
Compass Group, PLC             2,000        26,099
Tesco, PLC                    34,254       114,072
                                       -----------
                                           182,077
                                       -----------
GAS & ELECTRIC UTILITY (0.0%)
Scot Power                     5,000        40,501
                                       -----------
INDUSTRIAL (0.0%)
BAA, PLC                       2,100        12,756
                                       -----------
INSURANCE (0.5%)
Allied Zurich, PLC*            7,374        80,993
CGU, PLC                       7,044        98,326
Legal & General Group,
  PLC                         16,000        41,542
Norwich Union, PLC             6,000        40,249
Prudential Corporation,
  PLC                          8,000       120,797
Royal & Sun Alliance
  Insurance Group, PLC         4,545        28,568
Sun Life                         231         1,624
                                       -----------
                                           412,099
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MEDIA (0.3%)
British Sky
  Broadcasting, PLC            3,000   $    79,446
Pearson, PLC                   3,463       120,490
Reuters Group, PLC             4,855        98,519
                                       -----------
                                           298,455
                                       -----------
METALS & MINING (0.0%)
Rio Tinto, PLC,
  Registered                   2,216        37,208
                                       -----------
NEW JERSEY (0.1%)
British Gas Ord Group         12,365        69,682
                                       -----------
OIL & GAS (0.3%)
Shell Transportation &
  Trading Company, PLC        32,473       269,382
                                       -----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES
  (0.4%)
BP Amoco, PLC                 40,352       369,182
                                       -----------
PHARMACEUTICALS (0.9%)
Astrazeneca Group, PLC         4,000       162,019
Glaxo Wellcome, PLC           14,451       413,814
Smithkline Beecham, PLC       15,708       207,488
                                       -----------
                                           783,321
                                       -----------
RESTAURANTS (0.0%)
Whitbread, PLC                 3,700        35,814
                                       -----------
RETAIL (0.1%)
Great Universal Stores,
  PLC                          5,834        35,483
Kingfisher, PLC                6,000        49,295
Marks & Spencer, PLC           8,198        32,761
                                       -----------
                                           117,539
                                       -----------
TELECOMMUNICATIONS (2.4%)
British Telecom, PLC          26,066       488,602
Cable & Wireless
  Communications, PLC*         5,000        84,551
Cable & Wireless, PLC         10,000       187,926
Vodafone Airtouch, ADR         1,250        69,453
Vodafone, PLC                220,427     1,225,490
                                       -----------
                                         2,056,022
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
(0.2%)
Colt Telecom Group PLC         2,000   $    95,239
Marconi PLC                   10,070       120,325
                                       -----------
                                           215,564
                                       -----------
TRANSPORTATION & SHIPPING (0.1%)
British Airways, PLC           3,500        18,398
Peninsular & Orient
  Steam Navigation Co.         4,250        44,172
Railtrack Group, PLC           2,600        30,424
                                       -----------
                                            92,994
                                       -----------
UTILITIES (0.1%)
Centrica, PLC                 12,000        45,849
United Utilities, PLC          4,000        41,797
                                       -----------
                                            87,646
                                       -----------
                                         6,785,467
                                       -----------
UNITED STATES (35.4%)
AEROSPACE & MILITARY TECHNOLOGY (0.7%)
Boeing Co.                     5,300       201,069
General Dynamics Corp.         2,100       104,475
Honeywell International,
  Inc.                         4,212       221,919
United Technologies
  Corp.                        1,000        63,188
                                       -----------
                                           590,651
                                       -----------
AUTOMOTIVE (0.6%)
Daimlerchrysler, AG*           1,184        77,478
Ford Motor Co.                 5,200       238,875
General Motors Corp.           2,600       215,313
                                       -----------
                                           531,666
                                       -----------
BANKING (1.6%)
BankAmerica Corp.              6,536       342,731
Chase Manhattan Corp.          3,500       305,156
Fleetboston Financial
  Corp.                        9,053       330,435
MBNA Corp.                     6,100       155,550
PNC Bank Corp.                 2,600       117,163
Wells Fargo & Co.              5,300       216,969
                                       -----------
                                         1,468,004
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
BEVERAGES & TOBACCO (0.8%)
(Adolph) Coors, Class B        1,700   $    81,281
Coca-Cola Co.                  3,500       164,281
Pepsico, Inc.                  5,000       172,813
Philip Morris Companies,
  Inc.                        10,600       223,925
Seagram Company Ltd.           1,500        89,250
                                       -----------
                                           731,550
                                       -----------
BROADCASTING/CABLE (0.4%)
Comcast Corp., Special
  Class A                      4,600       199,525
Media One Group, Inc.*         2,400       194,400
                                       -----------
                                           393,925
                                       -----------
CHEMICALS (0.3%)
Dow Chemical Co.               1,400       159,600
Du Pont (E.I.) De
  Nemours                      2,700       142,763
                                       -----------
                                           302,363
                                       -----------
COMMERCIAL SERVICES (0.1%)
Paychex, Inc.                  1,200        62,850
                                       -----------
COMPUTER HARDWARE (3.8%)
Apple Computer, Inc            1,000       135,813
Cisco Systems, Inc.*          17,500     1,352,968
Compaq Computer Corp.          1,400        37,275
Dell Computer Corp.*           9,100       490,831
EMC Corp.*                     4,100       512,500
Gateway, Inc.                    300        15,900
Hewlett-Packard Co.            1,000       132,563
IBM Corp.                      5,900       696,199
                                       -----------
                                         3,374,049
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (2.9%)
Adobe Systems, Inc.            1,000       111,313
America Online, Inc.*          8,200       551,449
BMC Software, Inc.*            2,900       143,188
Compuware Corp.*               1,100        23,169
Microsoft, Inc.*              15,000     1,593,749
Network Appliance, Inc.          400        33,100
Novell, Inc.                   3,000        85,875
                                       -----------
                                         2,541,843
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
CONSUMER GOODS & SERVICES (0.7%)
Eastman Kodak Co.              2,400   $   130,350
Fortune Brands, Inc.           5,300       132,500
Hasbro, Inc.                   4,050        66,825
Proctor & Gamble Co.           4,600       258,750
                                       -----------
                                           588,425
                                       -----------
CONTAINERS & PACKAGING (0.1%)
Ball Corp.                     1,900        65,669
                                       -----------
COSMETICS/PERSONAL CARE (0.2%)
Yahoo!, Inc.                   1,000       171,375
                                       -----------
ELECTRIC UTILITY (0.4%)
Aes Corp.                      2,100       165,375
Entergy Corp.                  3,000        60,563
Texas Utilities Holding
  Co.                          3,600       106,875
                                       -----------
                                           332,813
                                       -----------
ELECTRICAL & ELECTRONIC (1.7%)
General Electric Co.           9,100     1,412,206
Tecumseh Products Co.,
  Class A                      1,800        79,200
                                       -----------
                                         1,491,406
                                       -----------
ELECTRICAL EQUIPMENT (0.1%)
Dominion Resources, Inc.       2,700       103,781
                                       -----------
FINANCIAL SERVICES (2.5%)
American Express Co.             700       104,256
Associates First
  Capital, Class A             5,182       111,089
Charles Schwab Corp.           4,800       272,700
Citigroup, Inc.               11,425       677,644
Fannie Mae                     4,200       237,038
Golden West Financial
  Corp.                        2,100        65,494
Household International,
  Inc.                         1,100        41,044
Morgan Stanley Dean
  Witter & Co.                 5,200       424,124
Providian Financial            1,300       112,613
Washington Mutual, Inc.        5,254       139,231
                                       -----------
                                         2,185,233
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (0.5%)
Dean Foods Co.                 2,700   $    72,225
International Multifoods
  Corp.                        1,300        17,388
Interstate Bakeries            5,800        82,650
McDonald's Corp.               2,800       105,174
Safeway, Inc.*                   700        31,675
Supervalu, Inc.                4,700        89,006
Tyson Foods, Inc., Class
  A                            5,100        56,738
                                       -----------
                                           454,856
                                       -----------
HEALTH CARE (0.4%)
Columbia/HCA Healthcare
  Corp.                        6,600       167,062
Healthsouth Corp.*             7,000        38,938
Tenet Healthcare Corp.*          400         9,200
United Healthcare Corp.        2,400       143,100
                                       -----------
                                           358,300
                                       -----------
INSURANCE (1.3%)
Aetna, Inc.                    2,200       122,513
AFLAC, Inc.                    1,500        68,344
Allstate Corp.                 5,400       128,588
American International
  Group, Inc.                  5,180       567,209
Cigna Corp.                    1,700       128,775
Lincoln National Corp.         2,200        73,700
Loews Corp.                      800        40,000
                                       -----------
                                         1,129,129
                                       -----------
MANUFACTURING (0.9%)
Brunswick Corp.                3,500        66,281
Corning, Inc.                    500        97,000
Illinois Tool Works,
  Inc.                         2,100       116,025
Mark IV Industries, Inc.         400         8,825
Textron, Inc.                  1,600        97,400
Tyco International Ltd.        7,700       384,038
                                       -----------
                                           769,569
                                       -----------
MANUFACTURING -- CONSUMER GOODS (0.1%)
Nabisco Group Holdings           400         4,800
Springs Industries             2,000        76,000
                                       -----------
                                            80,800
                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (0.8%)
Amgen, Inc.*                   5,000   $   306,875
Johnson & Johnson              4,700       329,294
St Jude Medical, Inc.          3,500        90,344
                                       -----------
                                           726,513
                                       -----------
MEDICAL SUPPLIES (0.2%)
Mallinckrodt
  Incorporation                5,100       146,625
                                       -----------
MERCHANDISING (0.2%)
Target Corp.                   2,900       216,775
                                       -----------
METALS (0.2%)
Alcoa, Inc.                    2,600       182,650
                                       -----------
OFFICE EQUIPMENT & SERVICES (0.2%)
Xerox Corp.                    5,800       150,800
                                       -----------
OIL & GAS (1.2%)
Atlantic Richfield Co.         1,500       127,500
Baker Hughes, Inc.             1,100        33,275
BP Amoco, PLC, ADR             5,954       315,934
Chevron Corp.                  1,200       110,925
Royal Dutch Petroleum,
  NY Shares                    1,900       109,369
Texaco, Inc.                   3,900       209,138
USX-Marathon Group             6,500       169,406
                                       -----------
                                         1,075,547
                                       -----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES
  (1.0%)
Exxon Mobil Corp.             10,292       800,846
Occidental Petroleums
  Corp.                        2,900        60,175
                                       -----------
                                           861,021
                                       -----------
PAPER PRODUCTS (0.3%)
International Paper Co.        1,800        76,950
Weyerhaeuser Co.               2,200       125,400
Williamette Industries,
  Inc.                         2,300        92,288
                                       -----------
                                           294,638
                                       -----------
PHARMACEUTICALS (2.0%)
Bergen Brunswig Corp.,
  Class A                      1,000         6,750
Biogen                         1,400        97,825
Bristol-Myers Squibb Co.       7,100       410,025

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Cardinal Health, Inc.          2,900   $   133,038
Eli Lilly & Co.                3,000       189,000
Merck & Company, Inc.          4,200       260,925
Pfizer, Inc.                  13,200       482,624
Schering-Plough Corp.          5,900       216,825
                                       -----------
                                         1,797,012
                                       -----------
PRINTING & PUBLISHING (0.4%)
Time Warner, Inc.                800        80,000
Tribune Co.                    2,700        98,719
Viacom, Inc., Class B*         3,200       168,800
                                       -----------
                                           347,519
                                       -----------
RESORTS & ENTERTAINMENT (0.1%)
Carnival Corp.                 4,700       116,619
                                       -----------
RETAIL (1.6%)
Best Buy Co., Inc.             2,100       180,600
Federated Department
  Stores, Inc.*                2,700       112,725
GAP, Inc.                      5,062       252,151
Great Atlantic & Pacific
  Tea Co.                      5,300       103,350
Heilig-Meyers Co.             14,200        55,913
Lowe's Companies, Inc.         3,100       180,963
Staples, Inc.*                 6,100       122,000
Wal-Mart Stores, Inc.          7,900       438,449
                                       -----------
                                         1,446,151
                                       -----------
RETAIL -- SPECIAL LINE (0.1%)
Costco Wholesale Corp.         2,200       115,638
                                       -----------
SERVICES (0.2%)
Ryder Systems, Inc.            6,100       138,394
                                       -----------
TECHNOLOGY (3.8%)
Applied Materials, Inc.*       3,000       282,750
Intel Corp.                   10,300     1,358,955
Kla-Tencor Corp.               1,400       117,950
Micron Technology              2,300       289,800
Motorola, Inc.                 2,700       384,413
Sensormatic Electronics
  Corp.                        6,400       143,600
Sun Microsystems, Inc.*        4,600       431,034

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

                           SHARES/
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Texas Instruments, Inc.        2,500   $   400,000
UNISYS Corp.*                  1,200        30,600
                                       -----------
                                         3,439,102
                                       -----------
TELECOMMUNICATIONS (2.4%)
Global Crossing Ltd.           4,900       200,594
Lucent Technologies,
  Inc.                         9,790       594,742
MCI Worldcom, Inc.*            9,450       428,203
Nextel Communications,
  Inc., Class A*               2,000       296,500
Nortel Networks Corp.          3,600       453,599
Tellabs, Inc.*                 2,700       170,058
                                       -----------
                                         2,143,696
                                       -----------
TELECOMMUNICATIONS -- SERVICES AND EQUIPMENT
  (0.3%)
Qualcomm, Inc.                   300        44,794
Sprint Corp                    1,900       119,700
Sprint Corp. (Pcs Group)       1,200        78,375
                                       -----------
                                           242,869
                                       -----------
TRANSPORTATION & SHIPPING (0.1%)
Kansas City Southern
  Industries, Inc.             1,500       128,906
                                       -----------
UTILITIES (0.2%)
Enron Corp.                    2,600       194,675
                                       -----------
                                        31,493,407
--------------------------------------------------
TOTAL COMMON STOCKS (COST
  $43,185,564)                          59,367,658
--------------------------------------------------
           U.S. TREASURY BONDS (11.4%)
UNITED STATES (11.4%)
U.S. Treasury Bond,
  11.625%, 11/15/04       $  600,000       722,580
U.S. Treasury Bond,
  8.88%, 02/15/19          1,800,000     2,325,060
U.S. Treasury Bond,
  8.50%, 02/15/20          1,710,000     2,154,480
U.S. Treasury Bond,
  7.875%, 02/15/21         2,200,000     2,632,322

                           SHARES/
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. Treasury Bond,
  6.00%, 02/15/26         $1,650,000   $ 1,627,478
U.S. Treasury Bond,
  5.25%, 02/15/29            775,000       694,183
                                       -----------
                                        10,156,103
--------------------------------------------------
TOTAL U.S. TREASURY BONDS (COST
  $10,375,735)                          10,156,103
--------------------------------------------------
           U.S. TREASURY NOTES (19.6%)
UNITED STATES (19.6%)
U.S. Treasury Note,
  7.50%, 11/15/01          3,200,000     3,247,488
U.S. Treasury Note,
  5.88%, 09/30/02          8,440,000     8,324,119
U.S. Treasury Note,
  6.63%, 05/15/07          1,800,000     1,832,850
U.S. Treasury Note,
  6.13%, 08/15/07          3,435,000     3,403,467
U.S. Treasury Note,
  5.50%, 05/15/09            675,000       642,897
                                       -----------
                                        17,450,821
--------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST
  $17,771,510)                          17,450,821
--------------------------------------------------
            MONEY MARKET FUNDS (1.6%)
UNITED STATES (1.6%)
Eureka Prime Money
  Market Fund -- Trust
  Class                    1,396,468     1,396,468
--------------------------------------------------
TOTAL MONEY MARKET FUNDS (COST
  $1,396,468)                            1,396,468
--------------------------------------------------
TOTAL INVESTMENTS (COST $72,729,277)
  (a) -- 99.1%                          88,371,050
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.9%                      777,166
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%             $89,148,216
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2000

(Unaudited)

---------------

Percentages indicated are based on net assets of $89,148,216.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation        $20,053,774
       Unrealized depreciation         (4,415,234)
                                      -----------
       Net unrealized appreciation    $15,638,540
                                      ===========

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
          ASSET BACKED SECURITIES (2.0%)

General Motors
  Acceptance Corp,
  7.52%, 11/25/29        $1,000,000   $    988,125
Honda Auto Lease,
  6.65%, 7/15/05          1,100,000      1,087,317
Onyx Acceptance Owner
  Trust, 7.00%,
  11/15/04                1,000,000        993,655
--------------------------------------------------
TOTAL ASSET BACKED SECURITIES
  (COST $3,102,835)                      3,069,097
--------------------------------------------------
             COMMERCIAL PAPER (1.6%)
Merrill Lynch, 6.03%,
  04/13/00                2,400,000      2,394,843
--------------------------------------------------
TOTAL COMMERCIAL PAPER
  (COST $2,395,240)                      2,394,843
--------------------------------------------------
             CORPORATE BONDS (19.3%)

AUTOMOTIVE (2.1%)
General Motors, 9.125%,
  07/15/01                1,000,000      1,023,750
General Motors, 7.40%,
  09/01/25                1,230,000      1,196,175
Hertz Corp., 7.00%,
  05/01/02                1,000,000        993,750
                                      ------------
                                         3,213,675
                                      ------------
BANKING (2.6%)
BankAmerica Corp.,
  8.57%, 11/15/24         1,000,000      1,106,250
Chase Manhattan Corp.,
  10.13%, 11/01/00        1,000,000      1,017,500
Interamerican
  Development Bank,
  8.40%, 09/01/09           100,000        111,125
MBNA American Bank,
  6.92%, 05/30/00           550,000        550,000

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Mellon Bank, 7.63%,
  09/15/07               $  100,000   $    101,500
Union Planters, 6.25%,
  11/01/03                1,200,000      1,146,000
                                      ------------
                                         4,032,375
                                      ------------
BEVERAGES & TOBACCO (0.7%)
Seagram Co. Ltd.,
  8.35%, 11/15/06         1,000,000      1,051,250
                                      ------------
ELECTRIC UTILITY (0.6%)
Consolidated Edison,
  6.63%, 02/01/02           500,000        494,375
Philadelphia Electric,
  6.63%, 03/01/03           500,000        491,250
                                      ------------
                                           985,625
                                      ------------
FINANCIAL SERVICES (5.1%)
Citigroup, Inc., 6.25%,
  12/01/05                1,200,000      1,146,000
Ford Motor Credit
  Corp., 7.75%,
  03/15/05                  500,000        504,375
Heller Finance, 6.5%,
  11/01/01                1,000,000        987,500
Lehman Brothers, 6.00%,
  02/26/01                1,000,000        991,250
Regions Financial
  Corp., 7.75%,
  09/15/24                2,495,000      2,501,237
Sunamerica, Inc.,
  6.59%, 07/14/03           150,000        147,938
Sunamerica, Inc.,
  8.13%, 04/28/23            75,000         79,500
Texaco Capital, 8.50%,
  02/15/03                1,300,000      1,342,249
                                      ------------
                                         7,700,049
                                      ------------
FOOD PRODUCTS & SERVICES (0.6%)
Archer Daniels, 6.63%,
  05/01/29                1,000,000        871,250
                                      ------------
HOTELS & LODGING (0.3%)
Hilton Hotels, 7.70%,
  07/15/02                  500,000        491,875
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (2.2%)
Bowater, Inc., 9.00%,
  08/01/09               $  500,000   $    535,625
Brunswick Corp., 7.38%,
  09/01/23                1,000,000        902,500
Harsco Corp., 6.00%,
  09/15/03                  500,000        473,750
Lockheed Martin Corp.,
  7.625%, 06/15/25          500,000        458,750
Lowes Companies, Inc.,
  7.11%, 05/15/37         1,000,000      1,003,750
                                      ------------
                                         3,374,375
                                      ------------
MANUFACTURING -- CONSUMER GOODS (0.3%)
Tenneco Packaging,
  7.20%, 12/15/05           500,000        475,625
                                      ------------
OIL & GAS (1.3%)
Ashland Oil, Inc.,
  9.20%, 04/24/06           500,000        530,000
Atlantic Richfield,
  8.38%, 03/15/05         1,000,000      1,038,750
Columbia Energy Group,
  6.80%, 11/28/05           500,000        478,750
                                      ------------
                                         2,047,500
                                      ------------
PHARMACEUTICALS (0.3%)
Eli Lilly, 8.38%,
  12/01/06                  500,000        528,125
                                      ------------
RETAIL (1.3%)
Limited, Inc., 7.80%,
  05/15/02                  500,000        500,625
Wal-Mart Stores, Inc.,
  6.75%, 05/15/02             2,000          1,988
Wal-Mart Stores, Inc.,
  8.00%, 09/15/06         1,500,000      1,565,625
                                      ------------
                                         2,068,238
                                      ------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (1.7%)
Airtouch
  Communications, Inc.,
  7.00%, 10/01/03        $  665,000   $    658,350
Bellsouth
  Telecommunications,
  Inc., 7.00%, 10/01/25     500,000        464,375
Bellsouth
  Telecommunications,
  Inc., 5.85%, 11/15/45     500,000        496,875
GTE Hawaiian Telephone,
  Series A, 7.00%,
  02/01/06                1,000,000        978,750
                                      ------------
                                         2,598,350
                                      ------------
TRANSPORTATION & SHIPPING (0.2%)
Norfolk Southern Corp.,
  8.13%, 11/15/03           250,000        258,438
Union Tank Car, 11.80%,
  05/15/00                   38,000         38,175
                                      ------------
                                           296,613
--------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $31,310,368)                    29,734,925
--------------------------------------------------
               FOREIGN BONDS (1.7%)

Canadian Global Bond,
  6.50%, 05/30/00           750,000        750,000
Canadian Global Bond,
  6.38%, 07/21/05         1,000,000        971,250
People's Republic of
  China, 6.63%,
  01/15/03                  500,000        493,125
State of Israel, 6.38%,
  12/15/05                  495,000        458,494
--------------------------------------------------
TOTAL FOREIGN
  (COST $2,754,607)                      2,672,869
--------------------------------------------------
        MORTGAGE BACKED SECURITIES (31.5%)

FANNIE MAE (6.0%)
Fannie Mae #251140,
  7.00%, 08/01/27           340,456        327,474
Fannie Mae #303585,
  7.00%, 10/01/25           369,409        355,323

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Fannie Mae #313644,
  7.00%, 08/01/27        $  147,001   $    141,396
Fannie Mae #344263,
  7.00%, 05/01/26           190,759        183,485
Fannie Mae #369427,
  7.00%, 01/01/27           123,526        118,816
Fannie Mae #375422,
  6.90%, 10/01/07         1,685,193      1,640,535
Fannie Mae #380721,
  6.22%, 10/01/08         2,758,873      2,545,917
Fannie Mae #381100,
  5.77%, 01/01/09           984,926        894,096
Fannie Mae #394444,
  7.00%, 07/01/27           976,141        938,920
Fannie Mae #396535,
  7.00%, 11/01/27           486,328        467,784
Fannie Mae #390313,
  8.00%, 06/01/27         1,719,377      1,724,208
                                      ------------
                                         9,337,954
                                      ------------
FREDDIE MAC (4.0%)
Freddie Mac #C00544,
  6.50%, 06/01/27           454,885        427,305
Freddie Mac #C00835,
  6.50%, 07/01/29         1,957,840      1,839,136
Freddie Mac #D77827,
  6.50%, 02/01/27           827,527        777,353
Freddie Mac #D81274,
  6.50%, 07/01/27            31,841         29,911
Freddie Mac #D83661,
  6.50%, 11/01/27           749,295        703,865
Freddie Mac #D83833,
  6.50%, 11/01/27           749,454        704,015
Freddie Mac #D83835,
  6.50%, 11/01/27           420,490        394,996
Freddie Mac #D83900,
  6.50%, 11/01/27           486,211        456,732
Freddie Mac #D83967,
  6.50%, 11/01/27            50,203         47,159

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Freddie Mac #D83991,
  6.50%, 11/01/27        $  633,119   $    594,733
Freddie Mac #D84075,
  6.50%, 11/01/27           276,685        259,910
                                      ------------
                                         6,235,115
                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (21.5%)
GNMA #410424, 7.00%,
  11/15/12                1,660,376      1,637,546
GNMA #437447, 7.00%,
  11/15/12                1,524,351      1,503,391
GNMA #437448, 7.00%,
  11/15/12                  711,838        702,050
GNMA #458347, 7.00%,
  11/15/12                  750,249        739,933
GNMA #780717, 7.00%,
  02/15/28                4,549,147      4,415,493
GNMA I #354602, 7.00%,
  6/15/23                   872,212        846,045
GNMA I #362222, 7.50%,
  2/15/24                 1,189,552      1,179,881
GNMA I #426359, 8.00%,
  12/15/27                1,845,229      1,867,132
GNMA I #439428, 8.00%,
  10/15/26                1,131,006      1,144,431
GNMA I #780204, 7.00%,
  07/15/25                1,706,268      1,656,138
GNMA II #2005, 8.00%,
  05/20/25                  157,863        158,553
GNMA II #2036, 8.00%,
  07/20/25                  854,707        858,442
GNMA II #2118, 7.50%,
  11/20/25                  101,031         99,768
GNMA II #2271, 8.50%,
  08/20/26                  227,459        230,942
GNMA II #2362, 8.00%,
  01/20/27                   58,062         58,316
GNMA II #2379, 8.00%,
  02/20/27                   43,467         43,657
GNMA II #2414, 8.00%,
  04/20/27                   61,498         61,766

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
GNMA II #2433, 8.00%,
  05/20/27               $1,013,963   $  1,018,394
GNMA II #2473, 7.50%,
  08/20/27                  904,655        893,346
GNMA II #2474, 8.00%,
  08/20/27                  760,490        763,813
GNMA II #2498, 7.50%,
  10/20/27                  561,791        554,769
GNMA II #2511, 7.50%,
  11/20/27                1,682,949      1,661,912
GNMA II #2512, 8.00%,
  11/20/27                  231,895        232,908
GNMA II #2516, 6.50%,
  11/20/12                  772,985        741,099
GNMA II #2562, 6.00%,
  03/20/28                  112,098        102,079
GNMA II #2576, 6.00%,
  04/20/28                5,391,468      4,909,579
GNMA II #2657, 6.00%,
  10/20/28                  861,668        784,652
GNMA II #2671, 6.00%,
  11/20/28                1,909,922      1,739,214
GNMA II #2687, 6.00%,
  12/20/28                2,853,452      2,598,410
                                      ------------
                                        33,203,659
--------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $51,054,899)                    48,776,728
--------------------------------------------------
              MUNICIPAL BONDS (3.0%)

REVENUE BONDS (2.0%)
Alameda Corridor
  Transportation
  Authority Revenue
  Bond, 6.50%, 10/01/19   2,000,000      1,805,000
Philadelphia Retirement
  System Municipal
  Bond, 6.35%, 04/15/28
  (b)                     1,500,000      1,306,875
                                      ------------
                                         3,111,875
                                      ------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
SPECIAL PURPOSE (1.0%)
Toll Road Part II,
  0.00%, 2/15/09,
  Callable               $3,000,000   $  1,563,750
--------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $4,999,243)                      4,675,625
--------------------------------------------------
      U.S. GOVERNMENT SPONSORED ENTERPRISE/
          U.S. AGENCY DEBENTURES (23.7%)

FANNIE MAE (11.7%)
Fannie Mae, 4.63%,
  10/15/01                2,000,000      1,935,680
Fannie Mae, 5.27%,
  11/30/01                2,150,000      2,097,863
Fannie Mae, 6.80%,
  01/10/03                2,600,000      2,583,386
Fannie Mae, 6.34%,
  05/19/03                2,000,000      1,955,220
Fannie Mae, 5.13%,
  02/13/04                4,712,000      4,404,211
Fannie Mae, 6.00%,
  03/12/04                1,000,000        961,170
Fannie Mae, 6.60%,
  7/16/07                 2,000,000      1,924,020
Fannie Mae, 8.5%,
  04/13/30                1,935,000      1,973,700
                                      ------------
                                        17,835,250
                                      ------------
FEDERAL FARM CREDIT BANK (1.9%)
Federal Farm Credit
  Bank, 6.32%, 06/04/01     100,000         99,543
Federal Farm Credit
  Bank, 9.20%, 08/22/05     100,000        109,405
Federal Farm Credit
  Bank, 6.30%, 12/03/13   3,000,000      2,778,750
                                      ------------
                                         2,987,698
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FEDERAL HOME LOAN BANK (3.0%)
Federal Home Loan Bank,
  5.44%, 10/15/03        $1,000,000   $    949,430
Federal Home Loan Bank,
  5.88%, 02/23/06         1,110,000      1,046,641
Federal Home Loan Bank,
  5.58%, 02/17/09         3,000,000      2,684,820
                                      ------------
                                         4,680,891
                                      ------------
FREDDIE MAC (1.6%)
Freddie Mac, 6.00%,
  08/15/02                2,000,000      1,956,400
Freddie Mac, 7.13%,
  11/18/02                  500,000        501,020
                                      ------------
                                         2,457,420
                                      ------------
GENERAL SERVICES ADMINISTRATION (3.9%)
National Archive,
  8.50%, 09/01/19         5,468,466      6,090,504
                                      ------------
HOUSING URBAN DEVELOPMENT (0.0%)
HUD, 8.15%, 08/01/00         75,000         75,489
                                      ------------
STUDENT LOAN MARKETING ASSOCIATION (0.3%)
Student Loan Marketing
  Association, 8.44%,
  12/01/16                  450,000        507,384
                                      ------------
TENNESSEE VALLEY AUTHORITY (1.3%)
Tennessee Valley
  Authority, 5.98%,
  04/01/36                1,650,000      1,561,313
Tennessee Valley
  Authority Global,
  6.75%, 11/01/25           500,000        486,250
                                      ------------
                                         2,047,563
--------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
ENTERPRISE/ U.S. AGENCY DEBENTURES
  (COST $37,890,711)                    36,682,199
--------------------------------------------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
         U.S. TREASURY DEBENTURES (16.5%)

U.S. TREASURY BONDS (13.0%)
U.S. Treasury Bond,
  11.75%, 02/15/01       $1,139,000   $  1,191,337
U.S. Treasury Bond,
  13.13%, 05/15/01        1,000,000      1,071,890
U.S. Treasury Bond,
  13.38%, 08/15/01        1,000,000      1,089,240
U.S. Treasury Bond,
  15.75%, 11/15/01        1,500,000      1,709,715
U.S. Treasury Bond,
  14.25%, 02/15/02        1,000,000      1,133,880
U.S. Treasury Bond,
  11.88%, 11/15/03        1,600,000      1,871,216
U.S. Treasury Bond,
  13.75%, 08/15/04        1,000,000      1,272,990
U.S. Treasury Bond,
  12.00%, 05/15/05          160,000        198,461
U.S. Treasury Bond,
  8.88%, 02/15/19         3,750,000      4,846,237
U.S. Treasury Bond,
  8.50%, 02/15/20         1,000,000      1,260,560
U.S. Treasury Bond,
  6.25%, 08/15/23         1,400,000      1,418,844
U.S. Treasury Bond,
  5.25%, 11/15/28         1,000,000        895,450
U.S. Treasury Bond,
  6.12%, 8/15/29          2,000,000      2,036,920
                                      ------------
                                        19,996,740
                                      ------------
U.S. TREASURY NOTES (3.0%)
U.S. Treasury Note,
  5.25%, 01/31/01           250,000        247,775
U.S. Treasury Note,
  6.25%, 6/30/02          1,800,000      1,791,990
U.S. Treasury Note,
  6.38%, 08/15/02           200,000        199,612

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. Treasury Note,
  4.25%, 11/15/03        $1,500,000   $  1,399,095
U.S. Treasury Note,
  5.875%, 11/15/04        1,000,000        982,340
                                      ------------
                                         4,620,812
                                      ------------
PRINCIPAL ONLY STRIPPED SECURITIES (0.2%)
U.S. Treasury, 5.80%,
  08/15/01                  350,000        320,744
                                      ------------
INTEREST ONLY STRIPPED SECURITIES (0.3%)
U.S. Treasury, 5.78%,
  08/15/01                  500,000        459,195
U.S. Treasury, 6.54%,
  02/15/19                  100,000         31,819
                                      ------------
                                           491,014
--------------------------------------------------
TOTAL U.S. TREASURY DEBENTURES
  (COST $25,777,817)                    25,429,310
--------------------------------------------------
            MONEY MARKET FUNDS (1.1%)

Eureka Prime Money
  Market Fund -- Trust
  Class                   1,660,855      1,660,855
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $1,660,855)                      1,660,855
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $160,946,575) (a) -- 100.4%    155,096,451
--------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)                        (688,265)
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $154,408,186
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $154,408,186.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation        $   211,169
       Unrealized depreciation         (6,061,293)
                                      -----------
       Net unrealized depreciation    $(5,850,124)
                                      ===========

(b) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under the Securities Act of 1933, as amended.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
             COMMERCIAL PAPER (57.2%)

AGRICULTURE (1.5%)
Cargill Global Funding,
  5.80%, 04/06/00        $5,000,000   $  4,995,972
                                      ------------
CAPITAL GOODS (1.2%)
General Dynamic, 5.85%,
  04/10/00                2,000,000      1,997,075
General Dynamic, 5.85%,
  04/14/00                2,000,000      1,995,775
                                      ------------
                                         3,992,850
                                      ------------
CONSUMER GOODS & SERVICES (2.1%)
Gillette Co., 6.23%,
  4/3/00                  7,000,000      6,997,577
                                      ------------
ELECTRIC UTILITY (2.2%)
Cleco Utility, 6.05%,
  4/11/00                 1,500,000      1,497,479
Edison Assets, 5.84%,
  04/03/00                2,000,000      1,999,350
Edison Assets, 5.85%,
  04/19/00                1,000,000        997,075
Natural Rural
  Utilities, 5.85%,
  04/10/00                1,700,000      1,697,514
Natural Rural
  Utilities, 5.83%,
  04/11/00                1,000,000        998,381
                                      ------------
                                         7,189,799
                                      ------------
ELECTRICAL & ELECTRONIC (0.9%)
Vattenfall Treasury,
  5.90%, 05/10/00         3,000,000      2,980,825
                                      ------------
FINANCIAL SERVICES (26.7%)
American Honda Finance,
  5.82%, 04/10/00         1,591,000      1,588,685
American Honda Finance,
  5.85%, 04/18/00         3,000,000      2,991,713
American Honda Finance,
  5.88%, 05/01/00         2,000,000      1,990,200
American Honda Finance,
  5.89%, 05/09/00         1,000,000        993,783
American Honda Finance,
  6.04%, 05/22/00         1,000,000        991,443

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
Daimlerchrysler, 5.83%,
  04/10/00               $1,300,000   $  1,298,105
Ford Motor Credit,
  5.85%, 04/10/00         2,000,000      1,997,075
Ford Motor Credit,
  6.04%, 05/26/00         2,600,000      2,576,008
Fuji Photo Finance,
  5.85%, 04/17/00         5,000,000      4,987,000
Fuji Photo Finance,
  6.04%, 04/25/00         3,800,000      3,784,703
GE Capital, 5.88%,
  04/10/00                1,450,000      1,447,869
General Motors
  Acceptance Corp,
  5.87%, 04/6/00          1,000,000        999,185
General Motors
  Acceptance Corp,
  5.88%, 04/17/00         3,000,000      2,992,160
Goldman Sachs, 5.85%,
  04/03/00                2,000,000      1,999,350
Goldman Sachs, 5.86%,
  04/05/00                2,000,000      1,998,698
Goldman Sachs, 5.85%,
  04/17/00                2,000,000      1,994,800
Halifax, 5.83%,
  04/03/00                8,000,000      7,997,408
Hyundai Motor Finance,
  5.92%, 4/10/00          2,000,000      1,997,040
Hyundai Motor Finance,
  6.09%, 4/14/00          1,000,000        997,801
Hyundai Motor Finance,
  6.08%, 4/18/00          1,451,000      1,446,834
International Lease,
  6.05%, 4/12/00          1,131,000      1,128,909
Jhm Funding, 5.85%,
  04/03/00                8,000,000      7,997,400
Kfw International
  Finance, 5.87%,
  04/07/00                1,900,000      1,898,141
Merrill Lynch Corp,
  5.83%, 04/03/00         1,000,000        999,676
Merrill Lynch Corp,
  5.84%, 04/10/00         5,000,000      4,992,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
Merrill Lynch Corp,
  5.95%, 04/24/00        $2,954,000   $  2,942,769
National Co-Op
  Services, 5.92%,
  05/01/00                3,031,000      3,016,047
Salomon Smith Barney,
  5.85%, 04/07/00         3,000,000      2,997,075
Toyota Motor Credit,
  5.83%, 04/03/00         1,000,000        999,676
Toyota Motor Credit,
  5.82%, 04/17/00         5,000,000      4,987,067
Ubs Finance, 6.25%,
  4/03/00                 8,000,000      7,997,222
                                      ------------
                                        87,026,542
                                      ------------
INSURANCE (6.0%)
Aegon Funding, 6.04%,
  05/23/00                5,000,000      4,956,378
Alfa Corp, 5.88%,
  04/03/00                4,000,000      3,998,693
Alfa Corp, 5.93%,
  04/10/00                2,000,000      1,997,035
Marsh USA, 5.83%,
  04/24/00                3,574,000      3,560,681
Metlife Funding, 6.04%,
  04/14/00                2,041,000      2,036,548
USAA Capital Corp,
  5.82%, 04/28/99         3,000,000      2,986,905
                                      ------------
                                        19,536,240
                                      ------------
LEASING (1.6%)
Fleet Funding, 5.83%,
  04/03/00                1,000,000        999,676
Fleet Funding, 5.85%,
  04/10/00                2,019,000      2,016,047
Fleet Funding, 5.90%,
  04/17/00                1,093,000      1,090,134
Fleet Funding, 6.06%,
  05/08/00                1,000,000        993,772
                                      ------------
                                         5,099,629
                                      ------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
MACHINERY & EQUIPMENT (1.1%)
Grainger, 6.08%,
  04/18/00               $  850,000   $    847,560
Grainger, 6.08%,
  04/24/00                  680,000        677,359
Grainger, 6.03%,
  05/24/00                2,000,000      1,982,244
                                      ------------
                                         3,507,163
                                      ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES
  (3.5%)
Exportfinan, 5.83%,
  04/24/00                2,300,000      2,291,433
Total Fina, 5.87%,
  4/14/00                 9,000,000      8,980,937
                                      ------------
                                        11,272,370
                                      ------------
PAPER PRODUCTS (1.8%)
Bemis Co, 5.84%,
  04/04/00                2,000,000      1,999,027
Bemis Co, 5.87%,
  04/07/00                1,000,000        999,022
Bemis Co, 6.02%,
  04/26/00                3,000,000      2,987,458
                                      ------------
                                         5,985,507
                                      ------------
PRINTING & PUBLISHING (1.2%)
Washington Post, 5.88%,
  04/6/00                 3,000,000      2,997,550
Washington Post, 5.82%,
  04/20/00                1,000,000        996,928
                                      ------------
                                         3,994,478
                                      ------------
RETAIL STORES/CATALOG (2.2%)
7-Eleven Inc, 5.85%,
  04/11/00                1,000,000        998,375
7-Eleven Inc, 5.87%,
  04/12/00                2,000,000      1,996,412
7-Eleven Inc, 5.90%,
  05/01/00                1,500,000      1,492,625
7-Eleven Inc, 5.92%,
  05/3/00                 2,000,000      1,989,476
7-Eleven Inc., 5.87%,
  04/20/00                  800,000        797,522
                                      ------------
                                         7,274,410
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
SERVICES (2.5%)
Shell Deer Park, 5.89%,
  04/04/00               $8,000,000   $  7,996,073
                                      ------------
TELECOMMUNICATIONS (2.7%)
British
  Telecommunication,
  5.84%, 04/20/00         1,000,000        996,918
British
  Telecommunication,
  5.84%, 04/26/00         3,835,000      3,819,446
British
  Telecommunication,
  6.04%, 05/08/00         1,000,000        993,792
British
  Telecommunication,
  6.03%, 05/26/00         3,000,000      2,972,363
                                      ------------
                                         8,782,519
--------------------------------------------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST $186,631,954)        186,631,954
--------------------------------------------------
             CORPORATE BONDS (10.7%)

AUTOMOTIVE (0.8%)
Ford Motor Corp,
  6.375%, 10/06/00        2,450,000      2,448,586
                                      ------------
BANKING (0.6%)
Bank of America, 6.00%,
  05/01/00                  500,000        499,878
Bank of America,
  9.625%, 02/13/01          120,000        122,656
Wells Fargo, 5.225%,
  04/10/00                1,350,000      1,349,701
                                      ------------
                                         1,972,235
                                      ------------
BEVERAGES & TOBACCO (0.1%)
Pepsico, Inc, 5.875%,
  06/01/00                  200,000        199,783
                                      ------------
COMPUTER HARDWARE (0.5%)
International Business
  Machines, 6.38%,
  06/15/00                1,474,000      1,474,792
                                      ------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
FINANCIAL SERVICES (7.7%)
American Express,
  6.50%, 08/01/00        $1,500,000   $  1,500,018
American General
  Finance, 6.52%,
  06/23/00                  400,000        400,123
American General
  Finance, 5.875%,
  07/01/00                  100,000         99,830
Associates Corp, 9.13%,
  04/01/00                  180,000        180,000
Associates Corp, 6.00%,
  06/15/00                  500,000        499,538
Associates Corp,
  6.375%, 08/15/00        2,875,000      2,873,563
Beneficial, 6.70%,
  06/16/00                  500,000        501,267
Beneficial, 6.33%,
  12/18/00                  400,000        399,002
Chrysler Finance,
  5.25%, 10/19/00           500,000        496,418
Chrysler Finance Inc,
  6.51%, 06/19/00           300,000        300,140
Cit Group Inc, 6.70%,
  06/02/00                  110,000        110,022
Cit Group Inc, 5.80%,
  07/20/00                  492,000        491,137
Cit Group Inc, 6.20%,
  10/20/00                2,000,000      1,995,005
Citifinancial, 6.75%,
  05/15/2000              1,350,000      1,350,642
Commercial Credit,
  5.75%, 07/15/00         2,000,000      2,000,510
Ford Motor Credit,
  6.85%, 08/15/00           200,000        200,330
Ford Motor Credit,
  6.25%, 11/08/00           100,000         99,746
General Electric
  Capital Corp, 5.625%,
  04/10/00                  200,000        199,971
General Motors
  Acceptance Corp,
  9.38%, 04/01/00         1,000,000      1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
General Motors
  Acceptance Corp,
  6.63%, 04/17/00        $2,000,000   $  2,000,808
General Motors
  Acceptance Corp,
  9.625%, 05/15/00          100,000        100,389
General Motors
  Acceptance Corp,
  6.60% 01/17/01          1,200,000      1,199,108
Goldman Sachs Group,
  5.15%, 04/19/00         2,000,000      2,000,000
Household Finance Corp,
  6.00% 05/08/00          1,000,000      1,000,645
Kfw Finance, 5.875%,
  06/28/00                  150,000        149,865
Norwest Corp, 5.125%,
  04/15/00                  245,000        244,902
Norwest Corp, 6.125%,
  10/15/00                  250,000        249,265
Norwest Corp, 5.625,
  02/05/01                2,000,000      1,981,934
Salomon Smith Barney
  Inc, 6.625%, 11/30/00     500,000        501,344
Salomon Smith Barney
  Inc, 6.375%, 02/06/01     150,000        149,561
Transamerica, 6.36%,
  06/26/00                1,000,000      1,000,137
                                      ------------
                                        25,275,220
                                      ------------
LEASING (0.0%)
International Lease
  Finance Corp, 7.00%,
  05/15/00                  125,000        125,092
                                      ------------
PRINTING & PUBLISHING (0.0%)
Gannett, 5.85%,
  05/01/00                  100,000         99,962
                                      ------------
RETAIL -- GENERAL MERCHANDISE (0.1%)
Wal Mart Stores, 5.85%,
  06/01/00                  200,000        199,788
                                      ------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------

TELECOMMUNICATIONS (0.9%)
AT & T Corp, 5.99%,
  04/13/00*              $3,000,000   $  2,999,661
--------------------------------------------------
TOTAL CORPORATE BONDS
  (AMORTIZED COST $34,795,119)          34,795,119
--------------------------------------------------
                FANNIE MAE (2.4%)

Fannie Mae, 9.055%,
  04/10/00                3,450,000      3,452,439
Fannie Mae, 5.58%,
  04/24/00                  500,000        499,732
Fannie Mae, 6.41%,
  05/22/00                  250,000        250,062
Fannie Mae, 8.90%,
  06/12/00                2,500,000      2,511,500
Fannie Mae, 6.36%,
  08/16/00                  310,000        310,123
Fannie Mae, 4.89%,
  10/13/00                  650,000        644,115
--------------------------------------------------
TOTAL FANNIE MAE
  (AMORTIZED COST $7,667,971)            7,667,971
--------------------------------------------------
         FEDERAL FARM CREDIT BANK (2.4%)

Federal Farm Credit
  Bank, 5.883%,
  04/03/00*               2,000,000      2,000,000
Federal Farm Credit
  Bank, 9.50%, 05/09/00     250,000        250,958
Federal Farm Credit
  Bank, 6.00%, 07/05/00     500,000        499,590
Federal Farm Credit
  Bank, 6.365%,
  04/04/00*               5,000,000      5,000,000
--------------------------------------------------
TOTAL FEDERAL FARM CREDIT BANK
  (AMORTIZED COST $7,750,548)            7,750,548
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
          FEDERAL HOME LOAN BANK (0.8%)

Federal Home Loan Bank,
  5.00%, 04/28/00        $1,500,000   $  1,498,954
Federal Home Loan Bank,
  5.10%, 05/11/00         1,000,000        998,954
Federal Home Loan Bank,
  5.01%, 11/16/00           200,000        198,793
--------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK
  (AMORTIZED COST $2,696,701)            2,696,701
--------------------------------------------------
                FREDDIE MAC (0.6%)

Freddie Mac, 6.385%,
  04/04/00*               2,000,000      2,000,000
--------------------------------------------------
TOTAL FREDDIE MAC
  (AMORTIZED COST $2,000,000)            2,000,000
--------------------------------------------------
    STUDENT LOAN MARKETING ASSOCIATION (3.1%)

Student Loan Marketing
  Association, 6.05%,
  09/14/00                  500,000        500,230
Student Loan Marketing
  Association, 6.585%,
  04/04/00*               5,000,000      4,999,999
Student Loan Marketing
  Association, 6.145%,
  04/04/00*               2,000,000      1,990,233
Student Loan Marketing
  Association, 6.385%,
  04/04/00*               2,500,000      2,503,202
--------------------------------------------------
TOTAL STUDENT LOAN MARKETING
ASSOCIATION
  (AMORTIZED COST $9,993,664)            9,993,664
--------------------------------------------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
        TENNESSEE VALLEY AUTHORITY (0.2%)

Tennessee Valley
  Authority, 6.00%,
  11/01/00               $  750,000   $    747,319
--------------------------------------------------
TOTAL TENNESSEE VALLEY AUTHORITY
  (AMORTIZED COST $747,319)                747,319
--------------------------------------------------
     U.S. GOVERNMENT AGENCY MORTGAGES (2.1%)

Small Business
  Administration Pool
  #501982, 6.50%,
  04/03/00*                 456,909        463,899
Small Business
  Administration Pool
  #502001, 6.50%,
  04/03/00*               1,422,827      1,443,603
Small Business
  Administration Pool
  #502105, 6.50%,
  04/03/00*                 697,407        709,280
Small Business
  Administration Pool
  #502139, 6.50%,
  04/03/00*                 567,974        576,537
Small Business
  Administration Pool
  #502245, 6.50%,
  04/03/00*               1,639,263      1,670,406
Small Business
  Administration Pool
  #502268, 6.50%,
  04/03/00*                 621,196        631,022
Small Business
  Administration Pool
  #502275, 6.375%,
  04/03/00*                 173,156        174,469

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2000

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
Small Business
  Administration Pool
  #502401, 6.25%,
  04/03/00*              $  286,187   $    288,036
Small Business
  Administration Pool
  #504073, 6.00%,
  04/03/00*                 944,950        947,243
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGES
  (AMORTIZED COST $6,904,495)            6,904,495
--------------------------------------------------
          REPURCHASE AGREEMENTS (18.8%)
Bank America Repurchase
  Agreement, 6.12%,
  04/03/00               33,483,000     33,483,000
(Collateralized by
  $39,049,620, GNMAs,
  6.50% - 8.00%,
  03/15/14 - 03/15/30,
  market value --
  $33,949,051)
Prudential Repurchase
  Agreement, 6.07%,
  04/03/00               28,000,000     28,000,000
(Collateralized by
  $19,505,000 U.S.
  Treasury Note, 0.00%,
  11/15/04 and
  $22,623,468 GNMAs,
  4.50% - 11.00%,
  09/20/00 03/20/30,
  market value --
  $28,483,068)
--------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (AMORTIZED COST $61,483,000)          61,483,000
--------------------------------------------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION      AMOUNT         COST
--------------------------------------------------
            MONEY MARKET FUNDS (3.7%)

Federated Prime Cash
  Obligations Fund       $6,000,000   $  6,000,000
Provident Fund            6,000,000      6,000,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (AMORTIZED COST $12,000,000)          12,000,000
--------------------------------------------------
TOTAL INVESTMENTS
  (AMORTIZED COST $332,670,771)
  (A) -- 102.0%                        332,670,771
--------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.0%)                      (6,474,929)
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $326,195,842
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $326,195,842.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2000. Maturity date reflects next rate change date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION     AMOUNT         VALUE
--------------------------------------------------
    U.S. GOVERNMENT GUARANTEED SECURITY (5.3%)

Government Agency (5.3%)
Isreal Aid, 5.25%,
  09/15/00              $ 6,500,000   $  6,481,698
--------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED
SECURITY
  (COST $6,481,698)                      6,481,698
--------------------------------------------------
           U.S. TREASURY BILLS (20.6%)

Treasury Bill, 5.96%,
  4/20/00                25,000,000     24,921,229
--------------------------------------------------
TOTAL U.S. TREASURY BILLS
  (COST $24,921,229)                    24,921,229
--------------------------------------------------
           U.S. TREASURY NOTES (33.8%)

U.S. Treasury Note,
  6.25%, 05/31/00         6,000,000      6,006,618
U.S. Treasury Note,
  5.375%, 06/30/00       10,000,000      9,987,869
U.S. Treasury Note,
  5.375%, 07/31/00       10,000,000      9,981,488
U.S. Treasury Note,
  6.125%, 07/31/00       15,000,000     15,002,324
--------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (COST $40,978,299)                    40,978,299
--------------------------------------------------
     U.S. GOVERNMENT AGENCY MORTGAGES (4.1%)

Small Business
  Administration Pool
  #502014, 6.625%,
  04/03/00*                 753,335        758,035
Small Business
  Administration Pool
  #502185, 6.50%,
  04/03/00*                 324,257        325,306

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION     AMOUNT         VALUE
--------------------------------------------------
Small Business
  Administration Pool
  #502203, 6.50%,
  04/03/00*             $   942,580   $    952,644
Small Business
  Administration Pool
  #502221, 6.50%,
  04/03/00*                 445,277        448,907
Small Business
  Administration Pool
  #502240, 6.50%,
  04/03/00*                 257,142        257,847
Small Business
  Administration Pool
  #502283, 6.625%,
  04/03/00*                 145,615        145,681
Small Business
  Administration Pool
  #502610, 6.375%,
  04/03/00*                 253,818        253,818
Small Business
  Administration Pool
  #502988, 6.25%,
  04/03/00*                 342,082        342,082
Small Business
  Administration Pool
  #503308, 6.25%,
  04/03/00*                 475,940        473,565
Small Business
  Administration Pool
  #504824, 6.375%,
  04/03/00*                 998,566        994,207
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGES
  (COST $4,952,092)                      4,952,092
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 2000

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION     AMOUNT         VALUE
--------------------------------------------------
          REPURCHASE AGREEMENTS (29.2%)

Goldman Repurchase
  Agreement, 6.00%,
  04/03/00              $15,000,000   $ 15,000,000
(Collateralized by
  $14,440,000, U.S.
  Treasury Note,
  6.25%, 05/15/30,
  market
 value -- $15,109,075)
Prudential Repurchase
  Agreement, 6.02%,
  04/03/00               20,353,000     20,353,000
(Collateralized by
  $21,967,000, U.S.
  Treasury Bill,
  0.00%, 03/31/01,
  market
 value -- $20,760,946)
--------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $35,353,000)                    35,353,000
--------------------------------------------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION     AMOUNT         VALUE
--------------------------------------------------
            MONEY MARKET FUNDS (7.0%)

Federated Treasury
  Obligations Fund      $ 4,250,000   $  4,250,000
Provident Fund            4,250,000      4,250,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $8,500,000)                      8,500,000
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $121,186,318) (a) -- 100.0%    121,186,318
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%                        6,944
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $121,193,262
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $121,193,262.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2000. Maturity date reflects next rate change date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 2000
(Unaudited)

                                                                                         INVESTMENT
                                                                      GLOBAL ASSET         GRADE
                                                     EQUITY FUND     ALLOCATION FUND     BOND FUND
                                                     ------------    ---------------    ------------
ASSETS:
  Investments, at value (cost $124,560,297;
    $72,729,277; $160,946,575, respectively).......  $205,965,470      $88,371,050      $155,096,451
  Cash.............................................       175,311          399,389           215,594
  Foreign currency, at value (cost $0; $8,655; $0,
    respectively)..................................            --            5,422                --
  Interest and dividends receivable................       169,096          387,322         1,949,752
  Receivable for capital shares sold...............        15,000           18,750            18,750
  Receivable for investments sold..................       748,834               --                --
  Deferred organization costs......................        19,139           19,139            19,139
  Receivable for reclaim...........................            --           32,175                --
                                                     ------------      -----------      ------------
    Total Assets...................................   207,092,850       89,233,247       157,299,686
                                                     ------------      -----------      ------------
LIABILITIES:
  Dividends payable................................        36,080               --           763,633
  Payable for investments purchased................            --               --         1,984,020
  Payable for capital shares redeemed..............            --            5,353            15,159
  Investment advisory fees.........................       109,546           59,240            65,231
  Administration fees..............................         2,190               --               740
  Distribution fees................................           523              634               586
  Other payables and accrued expenses..............        60,111           19,804            62,131
                                                     ------------      -----------      ------------
    Total Liabilities..............................       208,450           85,031         2,891,500
                                                     ------------      -----------      ------------
NET ASSETS.........................................  $206,884,400      $89,148,216      $154,408,186
                                                     ============      ===========      ============
NET ASSETS CONSIST OF:
  Capital..........................................   110,424,888       72,297,355       160,804,185
  Accumulated undistributed (distributions in
    excess of) net investment income...............       (30,454)         253,920               556
  Accumulated undistributed (distributions in
    excess of) net realized gains on investments...    15,084,793          958,401          (546,431)
  Net unrealized appreciation (depreciation) of
    investments and foreign currency
    transactions...................................    81,405,173       15,638,540        (5,850,124)
                                                     ------------      -----------      ------------
NET ASSETS.........................................  $206,884,400      $89,148,216      $154,408,186
                                                     ============      ===========      ============
TRUST SHARES
  Net Assets.......................................  $204,372,234      $86,184,190      $151,778,373
  Shares of Capital Stock Outstanding..............    17,023,491        6,833,963        16,163,776
                                                     ------------      -----------      ------------
  Net Asset Value (offering and redemption price
    per share).....................................  $      12.01      $     12.61      $       9.39
                                                     ============      ===========      ============
CLASS A SHARES
  Net Assets.......................................  $  2,512,166      $ 2,964,026      $  2,629,813
  Shares of Capital Stock Outstanding..............       210,108          235,513           279,441
                                                     ------------      -----------      ------------
  Net Asset Value (offering and redemption price
    per share).....................................  $      11.96      $     12.59      $       9.41
                                                     ============      ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 2000
(Unaudited)

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET     OBLIGATIONS
                                                                  FUND            FUND
                                                              ------------    -------------
ASSETS:
  Investments, at amortized cost............................  $271,187,771     $ 85,833,318
  Repurchase agreements, at cost............................    61,483,000       35,353,000
                                                              ------------     ------------
    Total Investments, (cost)...............................   332,670,771      121,186,318
                                                              ------------     ------------
  Cash......................................................           461              273
  Interest and dividends receivable.........................     1,332,664          616,141
  Deferred organization costs...............................        19,139           19,139
                                                              ------------     ------------
    Total Assets............................................   334,023,035      121,821,871
                                                              ------------     ------------
LIABILITIES:
  Dividends payable.........................................     1,277,248          549,351
  Payable for investments purchased.........................     6,314,969               --
  Payable for capital shares redeemed.......................        33,547            9,357
  Investment advisory fees..................................        48,872           10,825
  Administration fees.......................................         2,664                7
  Distribution fees.........................................        37,044           20,593
  Other payables and accrued expenses.......................       112,849           38,476
                                                              ------------     ------------
    Total Liabilities.......................................     7,827,193          628,609
                                                              ------------     ------------
NET ASSETS..................................................  $326,195,842     $121,193,262
                                                              ============     ============
NET ASSETS CONSIST OF:
  Capital...................................................   326,249,415      121,206,066
  Accumulated undistributed net investment income...........           517              367
  Accumulated net realized loss on investments..............       (54,090)         (13,171)
                                                              ------------     ------------
NET ASSETS..................................................  $326,195,842     $121,193,262
                                                              ============     ============
TRUST SHARES
  Net Assets................................................  $ 98,211,341     $ 33,741,000
  Shares of Capital Stock Outstanding.......................    98,238,950       33,748,767
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============
CLASS A SHARES
  Net Assets................................................  $227,984,501     $ 87,452,262
  Shares of Capital Stock Outstanding.......................   228,010,989       87,457,667
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 2000
(Unaudited)

                                                                                         INVESTMENT
                                                                       GLOBAL ASSET         GRADE
                                                       EQUITY FUND    ALLOCATION FUND     BOND FUND
                                                       -----------    ---------------    -----------
INVESTMENT INCOME:
  Interest...........................................  $     3,620      $  853,787       $ 5,110,661
  Dividends (net of foreign withholding tax of $567;
    $15,005; $0, respectively).......................    1,159,402         376,638            42,664
                                                       -----------      ----------       -----------
    Total Income.....................................    1,163,022       1,230,425         5,153,325
                                                       -----------      ----------       -----------
EXPENSES:
  Investment advisory fees...........................      746,769         399,706           462,930
  Administration fees................................      193,454          86,288           149,904
  12b-1 Class A......................................        3,292           4,241             4,031
  Shareholder Service Class A........................        3,292           4,241             4,031
  Accounting fees....................................       25,932          19,998            20,095
  Other fees.........................................       89,649          80,839            96,373
                                                       -----------      ----------       -----------
    Total expenses before voluntary fee reductions...    1,062,388         595,313           737,364
                                                       -----------      ----------       -----------
    Expenses voluntarily reduced.....................     (102,859)        (48,652)          (81,185)
                                                       -----------      ----------       -----------
    Net Expenses.....................................      959,529         546,661           656,179
                                                       -----------      ----------       -----------
NET INVESTMENT INCOME................................      203,493         683,764         4,497,146
                                                       -----------      ----------       -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains/(losses) on investments and
    foreign transactions.............................   15,636,427         988,117          (114,061)
  Net change in unrealized
    appreciation/(depreciation) of investments and
    foreign currency transactions....................   11,790,129       7,267,587        (1,506,872)
                                                       -----------      ----------       -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS........................................   27,426,556       8,255,704        (1,620,933)
                                                       -----------      ----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......  $27,630,049      $8,939,468       $ 2,876,213
                                                       ===========      ==========       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 2000
(Unaudited)

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET     OBLIGATIONS
                                                                  FUND            FUND
                                                              ------------    -------------
INVESTMENT INCOME:
  Interest..................................................   $7,659,387      $3,126,219
  Dividends.................................................      167,640         222,256
                                                               ----------      ----------
    Total Income............................................    7,827,027       3,348,475
                                                               ----------      ----------
EXPENSES:
  Investment advisory fees..................................      407,409         123,738
  Administration fees.......................................      263,837         120,195
  12b-1 Class A.............................................      179,953          95,234
  Shareholder Service Class A...............................      179,953          95,234
  Accounting fees...........................................       35,360          16,109
  Other fees................................................      166,885          77,319
                                                               ----------      ----------
    Total expenses before voluntary fee reductions..........    1,233,397         527,829
    Expenses voluntarily reduced............................     (397,233)       (157,102)
                                                               ----------      ----------
    Net Expenses............................................      836,164         370,727
                                                               ----------      ----------
NET INVESTMENT INCOME.......................................    6,990,863       2,977,748
                                                               ----------      ----------
REALIZED LOSSES ON INVESTMENTS
  Realized losses on investment transactions................       (8,142)         (2,087)
                                                               ----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $6,982,721      $2,975,661
                                                               ==========      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
EQUITY FUND

                                                                    FOR THE
                                                                SIX MONTHS ENDED        FOR THE
                                                                 MARCH 31, 2000        YEAR ENDED
                                                                  (UNAUDITED)      SEPTEMBER 30, 1999
                                                                ----------------   ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................      $    203,493        $    628,499
  Realized gains on investment transactions.................        15,636,427          20,512,340
  Net change in unrealized appreciation on investment
    transactions............................................        11,790,129          21,890,364
                                                                  ------------        ------------
  Change in net assets from operations......................        27,630,049          43,031,203
                                                                  ------------        ------------

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income................................          (227,424)           (632,977)
  In excess of net investment income........................                --              (3,887)
  From net realized gain on investment......................       (26,609,056)        (23,606,596)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................            (1,053)             (1,853)
  In excess of net investment income........................                --              (1,583)
  From net realized gain on investment......................          (354,406)           (197,674)
                                                                  ------------        ------------
  Change in net assets from shareholder distributions.......       (27,191,939)        (24,444,570)
                                                                  ------------        ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        11,173,548          27,923,428
  Dividends reinvested......................................        16,735,888          15,418,403
  Cost of shares redeemed...................................       (12,325,524)        (43,004,594)
                                                                  ------------        ------------
  Change in net assets from share transactions..............        15,583,912             337,237
                                                                  ------------        ------------
  Change in net assets......................................        16,022,022          18,923,870

NET ASSETS:
  Beginning of period.......................................       190,862,378         171,938,508
                                                                  ------------        ------------
  End of period.............................................      $206,884,400        $190,862,378
                                                                  ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL ASSET ALLOCATION FUND

                                                                    FOR THE             FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 MARCH 31, 2000      SEPTEMBER 30,
                                                                  (UNAUDITED)             1999
                                                                ----------------   ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................      $   683,764         $ 1,245,345
  Realized gains on investment transactions.................          988,117           2,915,479
  Net change in unrealized appreciation on investment
    transactions............................................        7,267,587           7,284,701
                                                                  -----------         -----------
  Change in net assets from operations......................        8,939,468          11,445,525
                                                                  -----------         -----------
DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income................................       (1,421,499)           (982,067)
  From net realized gain on investment......................       (2,829,905)           (486,049)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................          (47,531)            (32,796)
  From net realized gain on investment......................         (111,924)            (14,438)
                                                                  -----------         -----------
  Change in net assets from shareholder distributions.......       (4,410,859)         (1,515,350)
                                                                  -----------         -----------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        3,992,141          17,189,959
  Dividends reinvested......................................        2,976,697           1,054,789
  Cost of shares redeemed...................................       (9,269,940)         (9,821,483)
                                                                  -----------         -----------
  Change in net assets from share transactions..............       (2,301,102)          8,423,265
                                                                  -----------         -----------
  Change in net assets......................................        2,227,507          18,353,440

NET ASSETS:
  Beginning of period.......................................       86,920,709          68,567,269
                                                                  -----------         -----------
  End of period.............................................      $89,148,216         $86,920,709
                                                                  ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                 MARCH 31, 2000       SEPTEMBER 30,
                                                                  (UNAUDITED)              1999
                                                                ----------------    ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................      $  4,497,146         $  8,013,107
  Realized gains/(losses) on investment transactions........          (114,061)             290,992
  Net change in unrealized depreciation on investment
    transactions............................................        (1,506,872)         (10,341,095)
                                                                  ------------         ------------
  Change in net assets from operations......................         2,876,213           (2,036,996)
                                                                  ------------         ------------

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income................................        (4,407,211)          (7,853,038)
  From net realized gain on investment......................                --           (2,834,049)
  In excess of net realized gain on investment
    transactions............................................                --             (401,505)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................           (89,935)            (160,069)
  From net realized gain on investment......................                --               (4,509)
  In excess of net realized gain on investment
    transactions............................................                --              (30,865)
                                                                  ------------         ------------
  Change in net assets from shareholder distributions.......        (4,497,146)         (11,284,035)
                                                                  ------------         ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................         7,082,352           43,412,303
  Dividends reinvested......................................         2,707,949            6,517,529
  Cost of shares redeemed...................................        (9,537,712)         (27,298,860)
                                                                  ------------         ------------
  Change in net assets from share transactions..............           252,589           22,630,972
                                                                  ------------         ------------
  Change in net assets......................................        (1,368,344)           9,309,941

NET ASSETS:
  Beginning of period.......................................       155,776,530          146,466,589
                                                                  ------------         ------------
  End of period.............................................      $154,408,186         $155,776,530
                                                                  ============         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
PRIME MONEY MARKET FUND

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                 MARCH 31, 2000       SEPTEMBER 30,
                                                                  (UNAUDITED)              1999
                                                                ----------------    ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $   6,990,863        $   9,240,393
  Realized losses on investment transactions................            (8,142)             (41,996)
                                                                 -------------        -------------
  Change in net assets from operations......................         6,982,721            9,198,397
                                                                 -------------        -------------

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income................................        (3,340,678)          (8,692,115)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................        (3,650,185)            (548,278)
                                                                 -------------        -------------
  Change in net assets from shareholder distributions.......        (6,990,863)          (9,240,393)
                                                                 -------------        -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       691,892,212          666,674,947
  Dividends reinvested......................................           915,198            1,304,423
  Cost of shares redeemed...................................      (617,414,770)        (570,446,028)
                                                                 -------------        -------------
  Change in net assets from share transactions..............        75,392,640           97,533,342
                                                                 -------------        -------------
  Change in net assets......................................        75,384,498           97,491,346

NET ASSETS:
  Beginning of period.......................................       250,811,344          153,319,998
                                                                 -------------        -------------
  End of period.............................................     $ 326,195,842        $ 250,811,344
                                                                 =============        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
U.S. TREASURY OBLIGATIONS FUND

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                 MARCH 31, 2000       SEPTEMBER 30,
                                                                  (UNAUDITED)              1999
                                                                ----------------    ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $   2,977,748        $   4,928,913
  Realized losses on investment transactions................            (2,087)              (7,792)
                                                                 -------------        -------------
  Change in net assets from operations......................         2,975,661            4,921,121
                                                                 -------------        -------------

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income................................        (1,161,314)          (4,874,915)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................        (1,816,434)             (53,998)
                                                                 -------------        -------------
  Change in net assets from shareholder distributions.......        (2,977,748)          (4,928,913)
                                                                 -------------        -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       288,112,016          350,138,476
  Dividends reinvested......................................            43,743               52,940
  Cost of shares redeemed...................................      (275,419,419)        (343,743,874)
                                                                 -------------        -------------
  Change in net assets from share transactions..............        12,736,340            6,447,542
                                                                 -------------        -------------
  Change in net assets......................................        12,734,253            6,439,750

NET ASSETS:
  Beginning of period.......................................       108,459,009          102,019,259
                                                                 -------------        -------------
  End of period.............................................     $ 121,193,262        $ 108,459,009
                                                                 =============        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

    The Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Sanwa Bank California ("SBCL"), a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan, acts as the Trust's investment adviser. BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator and distributor. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of The Eureka Equity Fund (the "Equity Fund"), The Eureka Global Asset Allocation Fund (the "Global Fund"), The Eureka Investment Grade Bond Fund (the "Bond Fund"), The Eureka Prime Money Market Fund (the "Prime Fund"), The Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund") (each a "Fund", and collectively, the "Funds"). The Funds, except for the U.S. Treasury Fund, commenced operations on November 1, 1997. The U.S. Treasury Fund commenced operations on November 3, 1997.

    The Funds' investment objectives are as follows:

FUND                 OBJECTIVE
----                 ---------
Equity Fund          Seeks long-term capital
                     growth.
Global Fund          Seeks a balance of income and
                     long-term capital
                     appreciation.
Bond Fund            Seeks a high level of income,
                     consistent with preservation
                     of capital.
Prime Fund           Seeks a high level of current
                     income as is consistent with
                     maintaining liquidity and
                     stability of principal.
U.S. Treasury Fund   Seeks current income
                     consistent with liquidity and
                     stability of principal.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the Prime Fund and U.S. Treasury Fund (the "Money Market Funds") are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or the mean between their bid and ask price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the Prime Fund and the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Equity, Global and Bond Funds denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

    Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may use forward foreign currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, investors in Trust Shares will pay the expenses directly attributable to the Trust Shares as a class, and investors in Class A Shares will pay the expenses directly attributable to the Class A Shares as a class.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from the Equity Fund's net investment income, if any, are declared and paid monthly. Distributions from the Global Fund's net investment income, if any, are declared and paid annually. Distributions from the Bond Fund's and the Money Market Funds' net investment income, if any, are declared daily and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- RELATED PARTY TRANSACTIONS

    The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with SBCL. Under the terms of the Investment Advisory Agreement, SBCL is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

FUND                                ANNUAL RATE
----                                -----------
Equity Fund.......................     0.75%
Global Fund.......................     0.90%
Bond Fund.........................     0.60%
Prime Fund........................     0.30%
U.S. Treasury Fund................     0.20%

    SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. For the period ended March 31, 2000, SBCL waived fees in the following amounts:

FUND                               ANNUAL RATE
----                               -----------
Equity Fund......................   $ 99,567
Global Fund......................   $ 44,411
Bond Fund........................   $ 77,154
Prime Fund.......................   $135,800
U.S. Treasury Fund...............   $ 61,868

    BISYS serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to an annual minimum. For the six months ended March 31, 2000, BISYS waived the following amounts:

FUND                                FEES WAIVED
----------------------------------    -------
Prime Fund........................    $81,480

    BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

Fund. For the six months ended March 31, 2000, BISYS waived the following amounts:

                                    SERVICE PLAN
                                        FEES
FUND                                   WAIVED
----                                ------------
Equity Fund.......................    $  3,292
Global Fund.......................    $  4,241
Bond Fund.........................    $  4,031
Prime Fund........................    $179,953
U.S. Treasury Fund................    $ 95,234

    BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives fees, which are disclosed in the Statement of Operations.

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

    Each Fund offers two classes of shares: Trust Shares and Class A Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Each class of shares is substantially the same, except that Class A Shares bear the fees that are payable under the Trust's Distribution and Shareholder Services Plan and the Service Plan, which relate only to the Class A Shares. The following is a summary of transactions in Fund shares for the period ending March 31, 2000:

                                  BOND FUND                          PRIME FUND                     U.S. TREASURY FUND
                       --------------------------------   --------------------------------   --------------------------------
                           FOR THE           FOR THE          FOR THE           FOR THE          FOR THE           FOR THE
                       SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                          MARCH 31,       SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,
                             2000             1999              2000             1999              2000             1999
                       ----------------   -------------   ----------------   -------------   ----------------   -------------
                         (UNAUDITED)                        (UNAUDITED)                        (UNAUDITED)
CAPITAL TRANSACTIONS:
TRUST
  Proceeds from
    shares issued....    $ 6,364,789      $ 36,946,811     $ 185,058,238     $ 616,665,403    $  75,436,059     $ 335,418,495
  Dividends
    reinvested.......      2,615,480         6,344,430           587,224           851,113           16,159            13,422
  Cost of shares
    redeemed.........     (7,732,222)      (23,307,984)     (309,015,253)     (540,717,778)    (146,267,608)     (332,170,767)
                         -----------      ------------     -------------     -------------    -------------     -------------
    Trust share
      transactions...    $ 1,248,047      $ 19,983,257     $(123,369,791)    $  76,798,738    $ (70,815,390)    $   3,261,150
                         ===========      ============     =============     =============    =============     =============
CLASS A
  Proceeds from
    shares issued....    $   717,562      $  6,465,492     $ 506,833,974     $  50,009,544    $ 212,675,957     $  14,719,981
  Dividends
    reinvested.......         92,470           173,099           327,974           453,310           27,584            39,518
  Cost of shares
    redeemed.........     (1,805,490)       (3,990,876)     (308,399,517)      (29,728,250)    (129,151,811)      (11,573,107)
                         -----------      ------------     -------------     -------------    -------------     -------------
    Class A share
      transactions...    $  (995,458)     $  2,647,715     $ 198,762,431     $  20,734,604    $  83,551,730     $   3,186,392
                         ===========      ============     =============     =============    =============     =============
Total net increase
  from capital
  transactions.......    $   252,589      $ 22,630,972     $  75,392,640     $  97,533,342    $  12,736,340     $   6,447,542
                         ===========      ============     =============     =============    =============     =============
SHARE TRANSACTIONS:
TRUST
  Issued.............        682,547         3,761,058       185,058,238       616,665,403       75,436,059       335,418,495
  Reinvested.........        279,188           639,164           587,224           851,117           16,159            13,422
  Redeemed...........       (826,987)       (2,331,846)     (309,015,253)     (540,717,778)    (146,267,608)     (332,170,767)
                         -----------      ------------     -------------     -------------    -------------     -------------
    Trust share
      transactions...        134,748         2,068,376      (123,369,791)       76,798,742      (70,815,390)        3,261,150
                         ===========      ============     =============     =============    =============     =============
CLASS A
  Issued.............         76,613           651,678       506,833,973        50,009,544      212,675,957        14,719,981
  Reinvested.........          9,841            17,581           327,974           453,314           27,584            39,518
  Redeemed...........       (192,905)         (405,417)     (308,399,517)      (29,728,250)    (129,151,811)      (11,573,107)
                         -----------      ------------     -------------     -------------    -------------     -------------
    Class A share
      transactions...       (106,451)          263,842       198,762,430        20,734,608       83,551,730         3,186,392
                         ===========      ============     =============     =============    =============     =============
Total net increase
  from share
  transactions.......         28,297         2,332,218        75,392,639        97,533,350       12,736,340         6,447,542
                         ===========      ============     =============     =============    =============     =============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued
(Unaudited)

                                               EQUITY FUND                             GLOBAL FUND
                                  -------------------------------------   -------------------------------------
                                      FOR THE             FOR THE             FOR THE             FOR THE
                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                   MARCH 31, 2000    SEPTEMBER 30, 1999    MARCH 31, 2000    SEPTEMBER 30, 1999
                                  ----------------   ------------------   ----------------   ------------------
                                    (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS
TRUST
  Proceeds from shares issued...    $ 10,564,168        $ 24,130,016        $ 3,221,133         $11,766,258
  Dividends reinvested..........      16,380,145          15,217,642          2,817,458           1,007,894
  Cost of shares redeemed.......     (11,267,531)        (40,173,550)        (7,318,150)         (6,071,729)
                                    ------------        ------------        -----------         -----------
    Trust share transactions....    $ 15,676,782        $   (825,892)       $(1,279,559)        $ 6,702,423
                                    ============        ============        ===========         ===========
CLASS A
  Proceeds from shares issued...    $    609,381        $  3,793,412        $   771,008         $ 5,423,701
  Dividends reinvested..........         355,742             200,761            159,239              46,895
  Cost of shares redeemed.......      (1,057,993)         (2,831,044)        (1,951,790)         (3,749,754)
                                    ------------        ------------        -----------         -----------
    Class A share
      transactions..............    $    (92,870)       $  1,163,129        $(1,021,543)        $ 1,720,842
                                    ============        ============        ===========         ===========
Total net increase from capital
  transactions..................    $ 15,583,912        $    337,237        $(2,301,102)        $ 8,423,265
                                    ============        ============        ===========         ===========
SHARE TRANSACTIONS:
TRUST
  Issued........................         902,482           2,001,431            263,061           1,012,691
  Reinvested....................       1,426,060           1,351,306            227,580              86,788
  Redeemed......................        (957,003)         (3,270,475)          (598,148)           (515,204)
                                    ------------        ------------        -----------         -----------
    Trust share transactions....       1,371,539              82,262           (107,507)            584,275
                                    ============        ============        ===========         ===========
CLASS A
  Issued........................          51,639             312,295             62,784             462,947
  Reinvested....................          31,086              17,887             12,912               4,043
  Redeemed......................         (89,776)           (230,672)          (159,429)           (316,960)
                                    ------------        ------------        -----------         -----------
    Class A share
      transactions..............          (7,051)             99,510            (83,733)            150,030
                                    ============        ============        ===========         ===========
Total net increase from share
  transactions..................       1,364,488             181,772           (191,240)            734,305
                                    ============        ============        ===========         ===========

NOTE 5 -- INVESTMENT TRANSACTIONS

    Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2000 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Equity Fund.................................................  $52,981,849    $64,040,274
Global Fund.................................................  $ 9,393,302    $14,745,147
Bond Fund...................................................  $13,026,384    $13,416,746

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                                      TRUST SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              NOVEMBER 1, 1997*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  12.03            $  10.96                 $  10.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.01                0.04                     0.05
  Net realized and unrealized gain on
    investments..........................          1.68                2.56                     0.96
                                               --------            --------                 --------
Total from investment activities.........          1.69                2.60                     1.01
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.01)              (0.04)                   (0.05)
  Net realized gains.....................         (1.70)              (1.49)                      --
                                               --------            --------                 --------
    Total distributions..................         (1.71)              (1.53)                   (0.05)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................         (0.02)               1.07                     0.96
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $  12.01            $  12.03                 $  10.96
                                               ========            ========                 ========
TOTAL RETURN.............................         14.75%(a)           24.72%                   10.08%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $204,372            $188,259                 $170,652
Ratio of expenses to average net
  assets.................................          0.96%(b)            0.99%                    1.03%(b)
Ratio of net investment income to average
  net assets.............................          0.21%(b)            0.32%                    0.47%(b)
Ratio of expenses to average net
  assets**...............................          1.06%(b)            1.09%                    1.13%(b)
Portfolio turnover(c)....................            27%                 46%                      57%

---------------

  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                                     CLASS A SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              FEBRUARY 3, 1998*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  11.99            $  10.94                 $  10.87
                                               --------            --------                 --------
Investment activities:
  Net investment income..................            --                0.01                     0.02
  Net realized and unrealized gain on
    investments..........................          1.67                2.55                     0.07
                                               --------            --------                 --------
Total from investment activities.........          1.67                2.56                     0.09
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................            --               (0.01)                   (0.02)
  In excess of net investment income.....            --               (0.01)                      --
  Net realized gains.....................         (1.70)              (1.49)                      --
                                               --------            --------                 --------
    Total distributions..................         (1.70)              (1.51)                   (0.02)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................         (0.03)               1.05                     0.07
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $  11.96            $  11.99                 $  10.94
                                               ========            ========                 ========
TOTAL RETURN.............................         14.62%(a)           24.34%                    0.83%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $  2,512            $  2,604                 $  1,287
Ratio of expenses to average net
  assets.................................          1.21%(b)            1.23%                    1.28%(b)
Ratio of net investment income (loss) to
  average net assets.....................         (0.04)%(b)           0.08%                    0.13%(b)
Ratio of expenses to average net
  assets**...............................          1.56%(b)            1.58%                    1.63%(b)
Portfolio turnover(c)....................            27%                 46%                      57%

---------------
  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                                      TRUST SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              NOVEMBER 1, 1997*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  11.97            $  10.51                 $  10.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.07                0.17                     0.15
  Net realized and unrealized gain on
    investments..........................          1.18                1.51                     0.38
                                               --------            --------                 --------
Total from investment activities.........          1.25                1.68                     0.53
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.20)              (0.15)                   (0.02)
  Net realized gains.....................         (0.41)              (0.07)                      --
                                               --------            --------                 --------
    Total distributions..................         (0.61)              (0.22)                   (0.02)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................          0.64                1.46                     0.51
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $  12.61            $  11.97                 $  10.51
                                               ========            ========                 ========
TOTAL RETURN.............................         10.59%(a)           16.09%                    5.34%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $ 86,184            $ 83,111                 $ 66,793
Ratio of expenses to average net
  assets.................................          1.22%(b)            1.30%                    1.44%(b)
Ratio of net investment income to average
  net assets.............................          1.55%(b)            1.51%                    1.53%(b)
Ratio of expenses to average net
  assets**...............................          1.32%(b)            1.40%                    1.54%(b)
Portfolio turnover(c)....................            11%                 29%                      35%

---------------
  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                                     CLASS A SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              FEBRUARY 3, 1998*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  11.93            $  10.49                 $  10.31
                                               --------            --------                 --------
Investment activities:
  Net investment income (loss)...........          0.06                0.14                     0.05
  Net realized and unrealized gain on
    investments..........................          1.18                1.51                     0.13
                                               --------            --------                 --------
Total from investment activities.........          1.24                1.65                     0.18
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.17)              (0.14)                      --
  Net realized gains.....................         (0.41)              (0.07)                      --
                                               --------            --------                 --------
    Total distributions..................         (0.58)              (0.21)                      --
                                               --------            --------                 --------
Net change in net asset value per
  share..................................          0.66                1.44                     0.18
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $  12.59            $  11.93                 $  10.49
                                               ========            ========                 ========
TOTAL RETURN.............................         10.51%(a)           15.81%                    1.75%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $  2,964            $  3,810                 $  1,775
Ratio of expenses to average net
  assets.................................          1.47%(b)            1.53%                    1.73%(b)
Ratio of net investment income to average
  net assets.............................          1.29%(b)            1.33%                    1.27%(b)
Ratio of expenses to average net
  assets**...............................          1.82%(b)            1.88%                    2.08%(b)
Portfolio turnover(c)....................            11%                 29%                      35%

---------------
  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                                      TRUST SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              NOVEMBER 1, 1997*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   9.49            $  10.40                 $  10.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.27                0.53                     0.50
  Net realized and unrealized gain (loss)
    on investments.......................         (0.10)              (0.67)                    0.40
                                               --------            --------                 --------
Total from investment activities.........          0.17               (0.14)                    0.90
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.27)              (0.53)                   (0.50)
  Net realized gains.....................            --               (0.21)                      --
  In excess of net realized gains........            --               (0.03)                      --
                                               --------            --------                 --------
    Total distributions..................         (0.27)              (0.77)                   (0.50)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................         (0.10)              (0.91)                    0.40
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   9.39            $   9.49                 $  10.40
                                               ========            ========                 ========
TOTAL RETURN.............................          1.87%(a)           (1.36)%                   9.31%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $151,778            $152,106                 $145,194
Ratio of expenses to average net
  assets.................................          0.85%(b)            0.87%                    0.90%(b)
Ratio of net investment income to average
  net assets.............................          5.83%(b)            5.43%                    5.46%(b)
Ratio of expenses to average net
  assets**...............................          0.95%(b)            0.97%                    1.00%(b)
Portfolio turnover(c)....................             9%                 52%                      54%

---------------
  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                                     CLASS A SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              FEBRUARY 3, 1998*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   9.51            $  10.42                 $  10.10
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.26                0.51                     0.36
  Net realized and unrealized gain (loss)
    on investments.......................         (0.10)              (0.67)                    0.32
                                               --------            --------                 --------
Total from investment activities.........          0.16               (0.16)                    0.68
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.26)              (0.51)                   (0.36)
  Net realized gains.....................            --               (0.03)                      --
  In excess of net realized gains........            --               (0.21)                      --
                                               --------            --------                 --------
    Total distributions..................         (0.26)              (0.75)                   (0.36)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................         (0.10)              (0.91)                    0.32
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   9.41            $   9.51                 $  10.42
                                               ========            ========                 ========
TOTAL RETURN.............................          1.74%(a)           (1.58)%                   6.89%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $  2,630            $  3,670                 $  1,272
Ratio of expenses to average net
  assets.................................          1.10%(b)            1.10%                    1.14%(b)
Ratio of net investment income to average
  net assets.............................          5.59%(b)            5.18%                    4.99%(b)
Ratio of expenses to average net
  assets**...............................          1.45%(b)            1.45%                    1.49%(b)
Portfolio turnover(c)....................             9%                 52%                      54%

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (a) Not annualized

 (b) Annualized

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                                      TRUST SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              NOVEMBER 1, 1997*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   1.00            $   1.00                 $   1.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.03                0.05                     0.05
Total from investment activities.........          0.03                0.05                     0.05
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.03)              (0.05)                   (0.05)
                                               --------            --------                 --------
    Total distributions..................         (0.03)              (0.05)                   (0.05)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................            --                  --                       --
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   1.00            $   1.00                 $   1.00
                                               ========            ========                 ========
TOTAL RETURN.............................          2.67%(a)            4.74%                    4.84%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $ 98,211            $221,565                 $144,806
Ratio of expenses to average net
  assets.................................          0.48%(b)            0.51%                    0.49%(b)
Ratio of net investment income to average
  net assets.............................          5.24%(b)            4.64%                    5.17%(b)
Ratio of expenses to average net
  assets**...............................          0.64%(b)            0.67%                    0.69%(b)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (a) Not annualized

 (b) Annualized

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                                     CLASS A SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              FEBRUARY 3, 1998*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   1.00            $   1.00                 $   1.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.02                0.04                     0.03
                                               --------            --------                 --------
Total from investment activities.........          0.02                0.04                     0.03
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.02)              (0.04)                   (0.03)
                                               --------            --------                 --------
    Total distributions..................         (0.02)              (0.04)                   (0.03)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................            --                  --                       --
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   1.00            $   1.00                 $   1.00
                                               ========            ========                 ========
TOTAL RETURN.............................          2.54%(a)            4.48%                    2.93%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $227,985            $ 29,246                 $  8,514
Ratio of expenses to average net
  assets.................................          0.73%(b)            0.76%                    0.75%(b)
Ratio of net investment income to average
  net assets.............................          5.07%(b)            4.42%                    4.88%(b)
Ratio of expenses to average net
  assets**...............................          1.14%(b)            1.17%                    1.20%(b)

---------------

  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (a) Not annualized

 (b) Annualized

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                                      TRUST SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              NOVEMBER 1, 1997*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   1.00            $   1.00                 $   1.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.02                0.04                     0.05
                                               --------            --------                 --------
Total from investment activities.........          0.02                0.04                     0.05
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.02)              (0.04)                   (0.05)
                                               --------            --------                 --------
    Total distributions..................         (0.02)              (0.04)                   (0.05)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................            --                  --                       --
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   1.00            $   1.00                 $   1.00
                                               ========            ========                 ========
TOTAL RETURN.............................          2.51%(a)            4.52%                    4.70%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $ 33,741            $104,553                 $101,300
Ratio of expenses to average net
  assets.................................          0.45%(b)            0.46%                    0.47%(b)
Ratio of net investment income to average
  net assets.............................          4.89%(b)            4.42%                    5.08%(b)
Ratio of expenses to average net
  assets**...............................          0.55%(b)            0.56%                    0.61%(b)

---------------

  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (a) Not annualized

 (b) Annualized

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                                     CLASS A SHARES
                                           ------------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED      FOR THE YEAR         FOR THE PERIOD FROM
                                            MARCH 31, 2000          ENDED              FEBRUARY 3, 1998*
                                             (UNAUDITED)      SEPTEMBER 30, 1999   THROUGH SEPTEMBER 30, 1998
                                           ----------------   ------------------   --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $   1.00            $   1.00                 $   1.00
                                               --------            --------                 --------
Investment activities:
  Net investment income..................          0.02                0.04                     0.03
                                               --------            --------                 --------
Total from investment activities.........          0.02                0.04                     0.03
                                               --------            --------                 --------

LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.02)              (0.04)                   (0.03)
                                               --------            --------                 --------
    Total distributions..................         (0.02)              (0.04)                   (0.03)
                                               --------            --------                 --------
Net change in net asset value per
  share..................................            --                  --                       --
                                               --------            --------                 --------
NET ASSET VALUE, END OF PERIOD...........      $   1.00            $   1.00                 $   1.00
                                               ========            ========                 ========
TOTAL RETURN.............................          2.38%(a)            4.26%                    3.02%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).............................      $ 87,452            $  3,906                 $    720
Ratio of expenses to average net
  assets.................................          0.69%(b)            0.70%                    0.72%(b)
Ratio of net investment income to average
  net assets.............................          4.77%(b)            4.25%                    4.76%(b)
Ratio of expenses to average net
  assets**...............................          1.04%(b)            1.06%                    1.10%(b)

---------------
  * Commencement of Operation

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (a) Not annualized

 (b) Annualized

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
                                                            Sanwa Bank California
Larry Layne                                                 Investment Management Department
Chairman of the Board                                       601 S. Figueroa Street
                                                            Los Angeles, California 90017
Takashi Muraoka
Trustee                                                     ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
Walter F. Beran                                             3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219

David L. Buell                                              LEGAL COUNSEL
Trustee                                                     Ropes & Gray
                                                            One Franklin Square
Donald H. Livingstone                                       1301 K Street, N.W.
Trustee                                                     Suite 800 East
                                                            Washington, DC 20005
Irimga McKay
President                                                   TRANSFER AGENT
                                                            BISYS Fund Services, Inc.
Sandra Souter                                               3435 Stelzer Road
Vice President                                              Columbus, Ohio 43219

Martin R. Dean                                              AUDITORS
Secretary                                                   Ernst & Young, LLP
                                                            10 West Broad Street
Alaina V. Metz                                              Columbus, Ohio 43215
Assistant Secretary
                                                            CUSTODIAN
Frank M. Deutchki                                           The Bank of New York
Treasurer                                                   100 Church Street
                                                            New York, NY 10286

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Sanwa Bank California is the investment adviser to the Funds and receives fees for those services.

EUR-0034-300